UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

First Trust Merger Arbitrage Fund
Class A/VARAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$210	2.05%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	-0.69%	3.57%	3.04%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load[1]	5.35%	4.80%	3.65%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]
Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, changes were made to the fees and expenses of the fund with respect to the sales charges for Class A and a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class A

First Trust Merger Arbitrage Fund
Class C/VARCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$284	2.78%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	3.67%	4.02%	2.88%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[1,2]	4.65%	4.02%	2.88%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.

[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
Effective November 18, 2024, shares of Class C that have been held for 7 years or more would automatically be converted into shares of Class A and would be subject to Class A shares’ lower distribution and service (12b-1) fee.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class C

First Trust Merger Arbitrage Fund
Class I/VARBX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$178	1.73%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.74%	5.13%	3.98%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class I

First Trust Multi-Strategy Fund
Class A/FTMAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$191	1.85%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	1.25%	4.71%	3.72%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load[1]	6.04%	5.79%	4.25%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%
[1]
Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class A

First Trust Multi-Strategy Fund
Class C/FTMCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$267	2.60%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	4.23%	4.99%	3.46%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1,2]	5.22%	4.99%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, shares of Class C that have been held for 7 years or more would automatically be converted into shares of Class A and would be subject to Class A shares’ lower distribution and service (12b-1) fee.
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class C

First Trust Multi-Strategy Fund
Class I/FTMIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$164	1.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	6.34%	6.10%	4.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 779-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-779-1999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2025	FYE 9/30/2024
(a)	Audit Fees	$37,500	$29,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,200	$5,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2025	FYE 9/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

First Trust
Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class C Shares – VARCX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX
Class C Shares – FTMCX
Class I Shares – FTMIX

Annual Financials and Other Information

September 30, 2025

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
First Trust Merger Arbitrage Fund	1
First Trust Multi-Strategy Fund	7
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	35
Statements of Cash Flows	39
Financial Highlights	41
Notes to Financial Statements	47
Report of Independent Registered Public Accounting Firm	65
Supplemental Information	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.firsttrustcapital.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS — 84.7%
	COMMUNICATIONS — 2.8%
215,100	Electronic Arts, Inc.	$43,385,670

	CONSUMER DISCRETIONARY — 1.5%
835,892	Berto Acquisition Corp.*,1	8,701,636
59,161	Guess?, Inc.[2]	988,580
738,167	Potbelly Corp.*,2	12,578,366
		22,268,582
	CONSUMER STAPLES — 2.1%
397,451	Kellanova[2]	32,598,931

	ENERGY — 2.6%
1,586,500	Aris Water Solutions, Inc. - Class A2	39,123,090

	FINANCIALS — 51.4%
246,528	1RT Acquisition Corp. - Class A*,1	2,576,218
2,700,502	AA Mission Acquisition Corp. - Class A*,1,3	28,409,281
2,829,209	Agriculture & Natural Solutions Acquisition Corp. - Class A*,1,3	30,894,962
506,461	AI Transportation Acquisition Corp.*,1,3	5,571,071
649,911	Aimei Health Technology Co., Ltd.*,1,3	7,356,992
43,030	American Exceptionalism Acquisition Corp. - Class A*,1	470,318
1,002,544	Andretti Acquisition Corp. II - Class A*,1	10,496,636
417,062	Armada Acquisition Corp. I - Class A*,1	4,354,127
313,581	Artius II Acquisition, Inc. - Class A*,1	3,176,576
536,265	Axiom Intelligence Acquisition Corp. 1 - Class A*,1	5,335,837
122,924	Bayview Acquisition Corp. - Class A*,1	1,368,144
1,794,755	Bleichroeder Acquisition Corp. I - Class A*,1,3	18,647,504
175,229	Blue Acquisition Corp. - Class A*,1	1,751,414
206,326	Blue Water Acquisition Corp. - Class A*,1	2,055,007
333,594	Cal Redwood Acquisition Corp. - Class A*,1	3,335,940
167,200	Cantor Equity Partners II, Inc. - Class A*,1	1,763,960
82,328	Cantor Equity Partners III, Inc. - Class A*,1	849,625
859,811	Cantor Equity Partners IV, Inc. - Class A*,1	8,761,474
430,937	Cartesian Growth Corp. II*,1	5,214,338
66,728	Cayson Acquisition Corp.*,1	697,975
2,479,407	Centurion Acquisition Corp. - Class A*,1,3	26,157,744
410,807	ChampionsGate Acquisition Corp. - Class A*,1	4,124,502
716,459	Charlton Aria Acquisition Corp. - Class A*,1,3	7,436,844
142,381	Churchill Capital Corp. X - Class A*,1	1,831,020
164,660	Cohen Circle Acquisition Corp. II - Class A*,1	1,671,299
541,514	Columbus Circle Capital Corp. I - Class A*,1	5,480,122
376,352	Crane Harbor Acquisition Corp. - Class A*,1	3,812,446
343,986	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,1	3,414,061
731,139	Digital Asset Acquisition Corp. - Class A*,1	7,472,241

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,929,288	Drugs Made In America Acquisition Corp.*,1,3	$19,813,788
584,860	Dune Acquisition Corp. II - Class A*,1	5,918,783
159,786	Dynamix Corp. - Class A*,1	1,663,372
180,000	Embrace Change Acquistion Corp.[1,3]	2,174,400
515,292	EQV Ventures Acquisition Corp. II - Class A*,1	5,127,155
372,349	Fifth Era Acquisition Corp. I - Class A*,1	3,783,066
209,438	FIGX Capital Acquisition Corp. - Class A*,1	2,092,286
404,792	Gesher Acquisition Corp. II - Class A*,1	4,108,639
448,990	GigCapital7 Corp. - Class A*,1	4,732,355
407,455	Globa Terra Acquisition Corp. - Class A*,1	4,066,401
448,535	Gores Holdings X, Inc. - Class A*,1	4,584,028
1,897,607	GP-Act III Acquisition Corp. - Class A*,1,3	20,114,634
1,931,321	Graf Global Corp. - Class A*,1,3	20,356,123
1,374,406	Haymaker Acquisition Corp. IV - Class A*,1	15,585,764
280,410	Horizon Space Acquisition I Corp.*,1,3	3,454,651
477,663	Jackson Acquisition Co. II - Class A*,1	4,958,142
183,044	Jena Acquisition Corp. II - Class A*,1	1,857,897
85,590	K&F Growth Acquisition Corp. II - Class A*,1	874,730
91,247	Keen Vision Acquisition Corp.*,1	1,058,465
1,866,241	Launch One Acquisition Corp. - Class A*,1,3	19,632,855
1,608,549	Legato Merger Corp. III*,1,3	17,275,816
1,938,207	Lionheart Holdings - Class A*,1,3	20,370,556
499,994	M3-Brigade Acquisition V Corp. - Class A*,1	5,274,937
1,275,345	Melar Acquisition Corp. I - Class A*,1,3	13,403,876
862,098	Mountain Lake Acquisition Corp. - Class A*,1	8,879,609
296,651	Mr Cooper Group, Inc.[2]	62,531,064
1,231,635	Nabors Energy Transition Corp. II - Class A*,1	13,806,628
59,190	Newbury Street II Acquisition Corp. - Class A*,1	612,912
768,067	NewHold Investment Corp. II - Class A*,1	7,818,922
505,710	Oak Woods Acquisition Corp. - Class A1,3	6,103,920
125,106	Oyster Enterprises II Acquisition Corp. - Class A*,1	1,253,562
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A*,1	11,544,125
412,498	Pioneer Acquisition I Corp. - Class A*,1	4,100,230
558,455	Plum Acquisition Corp. IV - Class A*,1	5,768,840
372,540	ProCap Acquisition Corp.*,1	3,825,986
538,832	Pyrophyte Acquisition Corp. - Class A*,1	6,363,606
214,568	Pyrophyte Acquisition Corp. II - Class A*,1	2,137,097
644,211	Range Capital Acquisition Corp.*,1	6,641,815
756,454	Real Asset Acquisition Corp. - Class A*,1	7,670,444
285,838	Renatus Tactical Acquisition Corp. I - Class A*,1	3,118,493
292,586	Republic Digital Acquisition Co. - Class A*,1	2,987,303

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
939,193	RF Acquisition Corp. II*,1,2,3	$10,021,189
996,399	Rithm Acquisition Corp. - Class A*,1	10,213,090
375,130	Roman DBDR Acquisition Corp. II - Class A*,1	3,867,590
1,386,914	Siddhi Acquisition Corp. - Class A*,1	14,077,177
372,735	Silverbox Corp. IV - Class A*,1	3,902,535
1,625,271	SIM Acquisition Corp. I - Class A*,1,3	17,065,345
339,375	Sizzle Acquisition Corp. II*	3,434,475
85,806	Solarius Capital Acquisition Corp. - Class A*,1	854,628
662,802	Soulpower Acquisition Corp. - Class A*,1	6,681,044
203,235	Spring Valley Acquisition Corp. II - Class A*,1	2,542,470
295,287	Spring Valley Acquisition Corp. III - Class A*,1	2,982,399
431,985	Tavia Acquisition Corp.*,1	4,471,045
1,168,752	Texas Ventures Acquisition III Corp. - Class A*,1	12,517,334
627,836	Titan Acquisition Corp. - Class A*,1	6,353,700
558,342	Translational Development Acquisition Corp. - Class A*,1	5,773,256
1,520,272	Vendome Acquisition Corp. I - Class A*,1,3	15,096,301
2,203,523	Veritex Holdings, Inc.[2]	73,884,126
1,393,425	Vine Hill Capital Investment Corp. - Class A*,1	14,923,582
1,405,632	Voyager Acquisition Corp. - Class A*,1	14,702,911
208,818	Wen Acquisition Corp. - Class A*,1	2,115,326
219,022	Yorkville Acquisition Corp. - Class A*,1	2,334,775
		789,749,251
	HEALTH CARE — 9.2%
211,158	Merus N.V.*,1	19,880,526
598,741	Tourmaline Bio, Inc.*,2	28,637,782
775,594	Verona Pharma PLC*,1,2	82,763,636
547,445	Zimvie, Inc.*,2	10,368,608
		141,650,552
	INDUSTRIALS — 1.0%
1,933,436	Performant Healthcare, Inc.*,2	14,945,460

	TECHNOLOGY — 14.1%
2,716,590	AvidXchange Holdings, Inc.*,2	27,030,071
103,082	CyberArk Software Ltd.*,1,2	49,804,068
1,797,434	Integral Ad Science Holding Corp.*,2	18,279,904
767,786	PROS Holdings, Inc.*,2	17,589,977
349,286	Sapiens International Corp. N.V.[1,2]	15,019,298
11,100	Verint Systems, Inc.*	224,775
1,171,116	WNS Holdings Ltd.*,1,2	89,321,017
		217,269,110

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS
	(Cost $1,245,722,146)	$1,300,990,646

	RIGHTS — 0.0%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
773,352	Mercer Park Opportunities Corp., Expiration Date: Pending*,1	7,733

	TOTAL RIGHTS
	(Cost $293,496)	301,229

Number of Units
	UNITS — 2.7%
	FINANCIALS — 2.7%
645,532	BTC Development Corp.*,1	6,519,873
193,720	Centurion Acquisition Corp. - Class A1,3,4	2
242,151	Centurion Acquisition Corp. - Class B1,3,4	2
1,618,249	Drugs Made In America Acquisition II Corp.*,1	16,093,486
344,236	FutureCrest Acquisition Corp.*,1	3,648,902
196,235	GP-Act III Acquisition Corp. - Class A1,3,4	2
245,295	GP-Act III Acquisition Corp. - Class B1,3,4	3
813,901	GSR IV Acquisition Corp.*,1	8,248,887
214,874	Highview Merger Corp.*,1	2,174,525
343,986	M3-Brigade Acquisition VI Corp.*,1	3,481,138
1	Spring Valley Acquisition Corp. III*,1	10
172,112	Trailblazer Acquisition Corp.*,1	1,764,148
		41,930,978
	TOTAL UNITS
	(Cost $42,019,534)	41,930,978

Number of Shares
	WARRANTS — 0.0%
103,163	Blue Water Acquisition Corp., Expiration Date: December 31, 2026*,1	14,453
171,764	EQV Ventures Acquisition Corp. II, Expiration Date: June 30, 2031*,1	41,224
773,352	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,1	7,734
98,429	Spring Valley Acquisition Corp. III, Expiration Date: September 30, 2030*,1	68,900
49,396	Yorkville Acquisition Corp., Expiration Date: April 16, 2030*,1	58,781
	TOTAL WARRANTS
	(Cost $0)	191,092

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	SHORT-TERM INVESTMENTS — 13.8%
160,888,348	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.98%[2,6]	$160,888,348
51,457,403	UMB Bank, Money Market Special II Deposit Investment, 3.94%[2,6]	51,457,403

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $212,345,751)	212,345,751

	TOTAL INVESTMENTS — 101.2%
	(Cost $1,500,380,927)	1,555,759,696

	Liabilities in Excess of Other Assets — (1.2)%	(18,486,508)
	TOTAL NET ASSETS — 100.0%	$1,537,273,188

Number of Shares
	SECURITIES SOLD SHORT — (13.8)%
	COMMON STOCKS — (12.0)%
	FINANCIALS — (9.0)%
(4,296,868)	Huntington Bancshares, Inc.	(74,206,910)
(3,263,161)	Rocket Cos., Inc. - Class A	(63,240,060)
		(137,446,970)
	TECHNOLOGY — (3.0)%
(226,832)	Palo Alto Networks, Inc.*	(46,187,532)
	TOTAL COMMON STOCKS
	(Proceeds $166,030,877)	(183,634,502)

	MASTER LIMITED PARTNERSHIPS — (1.8)%
	ENERGY — (1.8)%
(713,896)	Western Midstream Partners LP	(28,048,974)
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Proceeds $27,277,127)	(28,048,974)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $193,308,004)	$(211,683,476)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Electronic Arts, Inc.
(2,151)	Exercise Price: $200.00, Notional Amount: $(43,020,000), Expiration Date: October 17, 2025*	(570,015)
	Verint Systems, Inc.
(111)	Exercise Price: $20.00, Notional Amount: $(222,000), Expiration Date: October 17, 2025*	(3,608)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Zimvie, Inc.
(172)	Exercise Price: $20.00, Notional Amount: $(344,000), Expiration Date: April 17, 2026*	$(2,150)
	TOTAL CALL OPTIONS
	(Proceeds $826,219)	(575,773)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $826,219)	$(575,773)

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $280,219,392, which represents 18.23% of the total net assets of the Fund.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 3.0%
2,700,000	AMSR Trust Series 2023-SFR2, Class F1, 3.950%, 6/17/2040	$2,554,824
3,000,000	Basepoint Mca Securitization II LLC Series 2025-1A, Class B, 7.660%, 8/15/2031[1]	3,010,950
1,000,000	Cherry Securitization Trust Series 2024-1A, Class C, 9.310%, 4/15/2032[1]	1,021,571
1,467,803	Dividend Solar Loans LLC Series 2018-2, Class B, 4.250%, 12/20/2038[1]	1,352,237
3,563,000	Enterprise Fleet Financing LLC Series 2024-3, Class A3, 4.980%, 8/21/2028[1]	3,619,773
2,000,000	Exeter Automobile Receivables Trust Series 2024-3A, Class E, 7.840%, 10/15/2031[1]	2,096,682
	Marlette Funding Trust
1,352	Series 2023-1A, Class R, 0.000%, 4/15/2033[1,2]	82,472
3,806	Series 2023-2A, Class R, 0.000%, 6/15/2033[1,2]	310,379
1,000,000	NMEF Funding, LLC Series 2025-B, Class E, 7.660%, 1/18/2033[1]	1,010,495
1,385,398	NYMT Loan Trust Series 2025-R1, Class A, 6.381%, 2/25/2030	1,389,097
1,000,000	Point Securitization Trust Series 2023-1, Class A2, 7.750%, 11/25/2053[1,3]	1,016,869
	PRET LLC
2,150,000	Series 2025-NPL8, Class A2, 7.991%, 8/25/2055	2,160,703
2,100,000	Series 2025-NPL9, Class A2, 7.507%, 8/25/2055	2,105,813
2,066,549	Saluda Grade Alternative Mortgage Trust Series 2025-NPL1, Class A1, 7.118%, 1/25/2030	2,075,481
2,278,904	Santander Bank Auto Credit-Linked Notes Series 2023-B, Class F, 12.240%, 12/15/2033[1]	2,372,238
750,000	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class D, 9.685%, 9/26/2033[1]	752,140
2,765,959	Unlock HEA Trust Series 2024-2, Class A, 6.500%, 10/25/2039[1]	2,763,456
250,000	UPX Trust Series 2025-1, Class C, 7.670%, 1/25/2047[1,4]	252,006
2,500,000	Zayo Issuer LLC Series 2025-3A, Class C, 8.435%, 10/20/2055[1]	2,576,055
	TOTAL ASSET-BACKED SECURITIES
	(Cost $32,381,319)	32,523,241
	COLLATERALIZED LOAN OBLIGATIONS — 28.3%
	720 East CLO Ltd.
1,000,000	Series 2023-2A, Class D, 9.468% (3-Month Term SOFR+515 basis points), 10/15/2036[1,4,5,6]	1,005,776

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2023-IA, Class DR, 8.318% (3-Month Term SOFR+400 basis points), 4/15/2038[1,4,5]	$509,817
1,000,000	Series 2023-2A, Class ER, 6.675% (3-Month Term SOFR+550 basis points), 10/15/2038[1,4,5]	1,000,000
1,500,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/2038[1,4,5]	1,500,000
	AIMCO CLO Ltd.
1,500,000	Series 2020-11A, Class D2R2, 8.522% (3-Month Term SOFR+420 basis points), 7/17/2037[1,4,5]	1,502,812
500,000	Series 2019-10A, Class ERR, 9.982% (3-Month Term SOFR+565 basis points), 7/22/2037[1,4,5,6]	510,136
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 6.575% (3-Month Term SOFR+225 basis points), 7/20/2031[1,4,5]	1,503,677
1,250,000	Series 2018-1A, Class ER, 10.275% (3-Month Term SOFR+595 basis points), 7/20/2031[1,4,5,6]	1,253,064
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.125% (3-Month Term SOFR+280 basis points), 7/20/2031[1,4,5]	1,003,362
	Apidos CLO Ltd.
1,150,000	Series 2016-24A, Class DR, 10.387% (3-Month Term SOFR+606 basis points), 10/20/2030[1,4,5]	1,156,156
750,000	Series 2019-31A, Class ER, 11.179% (3-Month Term SOFR+686 basis points), 4/15/2031[1,4,5]	757,534
1,500,000	Series XXXA, Class CR, 7.329% (3-Month Term SOFR+300 basis points), 10/18/2031[1,4,5]	1,507,376
2,000,000	Series 2015-23A, Class DRR, 6.918% (3-Month Term SOFR+260 basis points), 4/15/2033[1,4,5]	1,988,153
1,500,000	Series 2018-29A, Class D1R, 7.419% (3-Month Term SOFR+310 basis points), 7/25/2038[1,4,5]	1,517,473
1,350,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[1,4,5]	1,360,750
2,000,000	Series 2025-54A, Class A1, 5.472% (3-Month Term SOFR+130 basis points), 10/20/2038[1,4,5]	2,007,978
	Ares CLO Ltd.
4,000,000	Series 2016-39A, Class AR3, 5.749% (3-Month Term SOFR+142 basis points), 7/18/2037[1,4,5]	4,012,980
1,000,000	Series 2025-76A, Class E, 11.486% (3-Month Term SOFR+716 basis points), 5/27/2038[1,4,5]	1,018,682
1,000,000	Series 2019-54A, Class ER2, 10.311% (3-Month Term SOFR+600 basis points), 7/15/2038[1,4,5]	1,010,397
1,000,000	Series 2022-63A, Class D2R, 8.633% (3-Month Term SOFR+435 basis points), 10/15/2038[1,4,5]	999,470

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,950,000	Arini U.S. CLO Ltd. Series 1A, Class D, 8.326% (3-Month Term SOFR+400 basis points), 4/15/2038[1,4,5]	$1,984,108
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 7.275% (3-Month Term SOFR+295 basis points), 7/19/2031[1,4,5]	1,506,883
1,500,000	Series 2022-2A, Class A1R, 5.482% (3-Month Term SOFR+115 basis points), 4/22/2035[1,4,5]	1,502,997
1,500,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[1,4,5]	1,508,625
1,000,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/2038[1,4,5]	1,011,626
1,500,000	Series 2023-1A, Class D2R, 8.275% (3-Month Term SOFR+395 basis points), 7/16/2038[1,4,5]	1,502,334
	Ballyrock CLO Ltd.
1,250,000	Series 2023-24A, Class DR, 10.328% (3-Month Term SOFR+600 basis points), 7/15/2038[1,4,5]	1,266,487
1,500,000	Series 2019-2A, Class C1R3, 7.629% (3-Month Term SOFR+270 basis points), 10/25/2038[1,4,5]	1,500,000
1,000,000	Series 2019-2A, Class C2R3, 7.629% (3-Month Term SOFR+395 basis points), 10/25/2038[1,4,5]	1,000,000
	Barings CLO Ltd.
1,000,000	Series 2023-1A, Class D1R, 7.725% (3-Month Term SOFR+340 basis points), 4/20/2038[1,4,5]	1,020,407
1,000,000	Series 2023-1A, Class D2R, 9.325% (3-Month Term SOFR+500 basis points), 4/20/2038[1,4,5]	1,006,598
	Battalion CLO Ltd.
1,837,534	Series 2020-15A, Class A1RR, 5.302% (3-Month Term SOFR+98 basis points), 1/17/2033[1,4,5]	1,838,910
1,500,000	Series 2020-15A, Class BR, 5.822% (3-Month Term SOFR+150 basis points), 1/17/2033[1,4,5]	1,500,187
675,706	Bear Stearns Asset Backed Securities Trust Series 2004-HE5, Class M6, 9.897% (1-Month Term SOFR+574 basis points), 7/25/20341,5	615,146
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2021-23A, Class DR, 7.218% (3-Month Term SOFR+290 basis points), 4/25/2034[1,4,5]	1,010,419
1,000,000	Series 2021-23A, Class ER, 9.568% (3-Month Term SOFR+525 basis points), 4/25/2034[1,4,5]	1,005,664
1,000,000	Series 2024-36A, Class D1, 7.268% (3-Month Term SOFR+295 basis points), 1/25/2038[1,4,5]	1,008,306
2,000,000	Series 2024-37A, Class A, 5.668% (3-Month Term SOFR+135 basis points), 1/25/2038[1,4,5]	2,009,861
3,500,000	Series 2015-6BR, Class D1R, 7.025% (3-Month Term SOFR+270 basis points), 4/20/2038[1,4,5]	3,526,066

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/2038[1,4,5]	$1,002,717
2,000,000	Series 2025-42A, Class A, 5.371% (3-Month Term SOFR+130 basis points), 10/25/2038[1,4,5]	2,000,000
500,000	Birch Grove CLO Ltd. Series 2024-8A, Class E, 11.425% (3-Month Term SOFR+710 basis points), 4/20/2037[1,4,5]	513,222
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.618% (3-Month Term SOFR+330 basis points), 4/15/2035[1,4,5]	1,002,504
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 7.587% (3-Month Term SOFR+326 basis points), 10/20/2030[1,4,5]	1,904,694
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 10.941% (3-Month Term SOFR+673 basis points), 5/15/2037[1,4,5]	1,009,607
1,000,000	Series 2021-17RA, Class D1R, 7.575% (3-Month Term SOFR+325 basis points), 1/20/2038[1,4,5]	1,011,177
1,000,000	Series 2021-17RA, Class ER, 11.255% (3-Month Term SOFR+693 basis points), 1/20/2038[1,4,5]	1,009,953
2,000,000	Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/2038[1,4,5]	2,041,612
1,000,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/2038[1,4,5]	1,000,000
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2014-2RA, Class C, 7.273% (3-Month Term SOFR+306 basis points), 5/15/2031[1,4,5,6]	1,508,299
1,000,000	Series 2015-4A, Class CR, 8.287% (3-Month Term SOFR+396 basis points), 7/20/2032[1,4,5,6]	1,003,403
1,000,000	Series 2015-4A, Class CR2, 8.287% (3-Month Term SOFR+255 basis points), 7/20/2032[1,4,5]	1,000,000
1,000,000	Carlyle U.S. CLO Ltd. Series 2023-5A, Class D, 9.414% (3-Month Term SOFR+510 basis points), 1/27/2036[1,4,5,6]	1,014,707
	CBAMR Ltd.
1,000,000	Series 2017-4A, Class BR, 6.081% (3-Month Term SOFR+180 basis points), 3/31/2038[1,4,5]	1,004,620
2,250,000	Series 2018-5A, Class D1R, 7.112% (3-Month Term SOFR+300 basis points), 10/17/2038[1,4,5]	2,249,848
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.075% (3-Month Term SOFR+275 basis points), 1/20/2031[1,4,5]	1,003,978
1,000,000	Series 2016-5A, Class DR, 7.584% (3-Month Term SOFR+326 basis points), 7/17/2031[1,4,5]	1,004,773

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,250,000	Series 2016-6A, Class DRR, 7.897% (3-Month Term SOFR+357 basis points), 4/20/2034[1,4,5,6]	$1,253,228
1,000,000	Series 2014-4A, Class DR3, 7.619% (3-Month Term SOFR+330 basis points), 1/23/2038[1,4,5]	1,020,027
1,500,000	Series 2024-19A, Class A1, 5.649% (3-Month Term SOFR+133 basis points), 1/23/2038[1,4,5]	1,507,408
2,000,000	Series 2023-17A, Class D1R, 7.375% (3-Month Term SOFR+305 basis points), 7/20/2038[1,4,5]	2,023,405
	CIFC Funding Ltd.
1,500,000	Series 2017-4A, Class D, 10.680% (3-Month Term SOFR+636 basis points), 10/24/2030[1,4,5,6]	1,503,288
1,500,000	Series 2013-3RA, Class CR, 6.819% (3-Month Term SOFR+250 basis points), 4/24/2031[1,4,5]	1,502,830
1,500,000	Series 2013-3RA, Class D, 10.480% (3-Month Term SOFR+616 basis points), 4/24/2031[1,4,5]	1,497,883
1,000,000	Series 2018-2A, Class D1R, 7.375% (3-Month Term SOFR+305 basis points), 10/20/2037[1,4,5]	1,001,313
1,000,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 9.984% (3-Month Term SOFR+566 basis points), 4/17/2030[1,4,5]	1,003,864
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class D, 7.418% (3-Month Term SOFR+310 basis points), 1/15/2038[1,4,5]	1,516,848
750,000	Series 2024-1A, Class E, 10.468% (3-Month Term SOFR+615 basis points), 1/15/2038[1,4,5]	764,087
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.429% (3-Month Term SOFR+311 basis points), 10/15/2030[1,4,5]	1,003,508
1,000,000	Series 2017-1A, Class E, 10.779% (3-Month Term SOFR+646 basis points), 10/15/2030[1,4,5,6]	1,005,033
	Dryden CLO Ltd.
1,000,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/2038[1,4,5]	999,973
1,000,000	Series 2023-102A, Class ER, 9.755% (3-Month Term SOFR+585 basis points), 10/15/2038[1,4,5]	999,973
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 7.073% (3-Month Term SOFR+286 basis points), 11/15/2028[1,4,5]	1,005,731
1,000,000	Series 2013-30A, Class ER, 10.223% (3-Month Term SOFR+601 basis points), 11/15/2028[1,4,5]	996,007
1,000,000	Series 2017-54A, Class D, 7.687% (3-Month Term SOFR+336 basis points), 10/19/2029[1,4,5]	1,004,014
1,925,419	Series 2016-45A, Class A1RR, 5.398% (3-Month Term SOFR+108 basis points), 10/15/2030[1,4,5]	1,926,722

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
950,000	Series 2016-45A, Class DRR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/2030[1,4,5]	$955,700
1,000,000	Series 2015-41A, Class DR, 7.179% (3-Month Term SOFR+286 basis points), 4/15/2031[1,4,5]	1,005,127
500,000	Series 2015-40A, Class DR, 7.573% (3-Month Term SOFR+336 basis points), 8/15/2031[1,4,5]	502,022
1,200,000	Series 2018-61A, Class DR, 7.684% (3-Month Term SOFR+336 basis points), 1/17/2032[1,4,5]	1,201,916
1,000,000	Series 2019-80A, Class DR, 7.422% (3-Month Term SOFR+310 basis points), 1/17/2033[1,4,5]	994,250
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 7.087% (3-Month Term SOFR+276 basis points), 1/20/2030[1,4,5]	1,004,013
1,000,000	Series 2020-1A, Class ERR, 10.568% (3-Month Term SOFR+625 basis points), 10/15/2037[1,4,5]	995,417
2,000,000	Series 2013-1A, Class AR4, 5.623% (3-Month Term SOFR+134 basis points), 10/15/2038[1,4,5]	2,009,243
1,000,000	Series 2013-1A, Class D1R4, 7.283% (3-Month Term SOFR+300 basis points), 10/15/2038[1,4,5]	1,011,425
	Elevation CLO Ltd.
703,775	Series 2018-10A, Class AR, 5.245% (3-Month Term SOFR+92 basis points), 10/20/2031[1,4,5]	704,591
1,750,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/2038[1,4,5]	1,750,000
1,250,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/2038[1,4,5]	1,250,000
	Elmwood CLO Ltd.
2,000,000	Series 2020-1A, Class AR, 5.789% (3-Month Term SOFR+146 basis points), 4/18/2037[1,4,5]	2,006,244
750,000	Series 2023-1A, Class D2R, 8.272% (3-Month Term SOFR+395 basis points), 4/17/2038[1,4,5]	751,081
2,500,000	Series 2021-2A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 4/20/2038[1,4,5]	2,513,687
2,500,000	Series 2021-3A, Class DR2, 7.308% (3-Month Term SOFR+305 basis points), 7/20/2038[1,4,5]	2,529,234
1,500,000	Series 2021-3A, Class ER2, 10.208% (3-Month Term SOFR+595 basis points), 7/20/2038[1,4,5]	1,515,571
1,500,000	Series 2022-1A, Class A1R, 5.579% (3-Month Term SOFR+130 basis points), 10/20/2038[1,4,5]	1,508,036
	Empower CLO Ltd.
1,500,000	Series 2022-1A, Class D1R, 7.325% (3-Month Term SOFR+300 basis points), 10/20/2037[1,4,5]	1,502,608
3,000,000	Series 2023-1A, Class D1R, 8.168% (3-Month Term SOFR+385 basis points), 4/25/2038[1,4,5]	3,060,311

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-1A, Class ER, 11.658% (3-Month Term SOFR+734 basis points), 4/25/2038[1,4,5]	$1,022,417
2,000,000	Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/2038[1,4,5]	2,017,130
1,000,000	Series 2025-1A, Class D2, 8.827% (3-Month Term SOFR+450 basis points), 7/20/2038[1,4,5]	1,004,788
2,500,000	Series 2023-2A, Class AR, 5.610% (3-Month Term SOFR+132 basis points), 10/15/2038[1,4,5]	2,513,402
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 10.654% (3-Month Term SOFR+645 basis points), 5/20/2036[1,4,5]	1,000,000
750,000	Series 2023-2A, Class E, 12.148% (3-Month Term SOFR+783 basis points), 1/15/2037[1,4,5]	767,310
1,000,000	Series 2020-1A, Class D2R2, 7.975% (3-Month Term SOFR+395 basis points), 11/20/2038[1,4,5]	1,000,000
1,750,000	Series 2020-1A, Class ER2, 9.275% (3-Month Term SOFR+525 basis points), 11/20/2038[1,4,5]	1,750,000
	Galaxy CLO Ltd.
1,000,000	Series 2018-26A, Class E, 10.315% (3-Month Term SOFR+611 basis points), 11/22/2031[1,4,5,6]	1,005,005
1,500,000	Series 2017-24A, Class AR, 5.858% (3-Month Term SOFR+154 basis points), 4/15/2037[1,4,5]	1,505,353
2,000,000	Generate CLO Ltd. Series 3A, Class D2R, 9.225% (3-Month Term SOFR+490 basis points), 10/20/2036[1,4,5]	2,014,617
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-2A, Class ER, 12.205% (3-Month Term SOFR+788 basis points), 4/21/2038[1,4,5]	1,030,620
1,500,000	Series 2023-3A, Class D1R, 7.368% (3-Month Term SOFR+305 basis points), 7/15/2038[1,4,5]	1,517,554
2,000,000	Series 2025-1A, Class D, 7.381% (3-Month Term SOFR+310 basis points), 7/15/2038[1,4,5]	2,000,000
750,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[1,4,5]	756,668
1,000,000	Series 2025-2A, Class D, 7.291% (3-Month Term SOFR+300 basis points), 7/15/2038[1,4,5]	1,016,772
1,000,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.602% (3-Month Term SOFR+628 basis points), 7/14/2031[1,4,5]	988,458
	KKR CLO Ltd.
1,000,000	Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/2035[1,4,5]	1,000,686
1,000,000	Series 44A, Class D, 9.325% (3-Month Term SOFR+500 basis points), 1/20/2036[1,4,5]	1,004,032

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 6.282% (3-Month Term SOFR+195 basis points), 10/22/2030[1,4,5]	$751,230
1,800,000	Series 2019-34A, Class D1RR, 7.668% (3-Month Term SOFR+335 basis points), 10/16/2037[1,4,5]	1,814,534
1,000,000	Series 2018-27A, Class A1R, 5.525% (3-Month Term SOFR+120 basis points), 4/20/2038[1,4,5]	1,001,500
	Magnetite CLO Ltd.
1,100,000	Series 2020-25A, Class E, 10.930% (3-Month Term SOFR+661 basis points), 1/25/2032[1,4,5]	1,107,473
1,250,000	Series 2022-35A, Class ER, 11.568% (3-Month Term SOFR+725 basis points), 10/25/2036[1,4,5]	1,261,552
1,250,000	Series 2024-44A, Class D1, 7.168% (3-Month Term SOFR+285 basis points), 10/15/2037[1,4,5]	1,256,112
1,000,000	Series 2020-28A, Class D1RR, 7.018% (3-Month Term SOFR+270 basis points), 1/15/2038[1,4,5]	1,008,375
5,955,000	Series 2020-26A, Class D1R2, 6.091% (3-Month Term SOFR+250 basis points), 1/25/2038[1,4,5]	5,966,849
750,000	Series 2020-27A, Class D1RR, 6.584% (3-Month Term SOFR+265 basis points), 10/20/2038[1,4,5]	750,000
1,000,000	Marble Point CLO Ltd. Series 2019-1A, Class BR2, 5.919% (3-Month Term SOFR+160 basis points), 7/23/2032[1,4,5]	1,001,453
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 7.575% (3-Month Term SOFR+325 basis points), 1/20/2038[1,4,5]	1,402,552
1,500,000	Series 2025-2A, Class D1, 7.627% (3-Month Term SOFR+330 basis points), 4/20/2038[1,4,5]	1,530,610
1,000,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[1,4,5]	1,000,000
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 7.425% (3-Month Term SOFR+310 basis points), 10/20/2037[1,4,5]	998,927
1,000,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/2037[1,4,5]	1,011,200
1,000,000	Series 2023-19A, Class D1R, 7.318% (3-Month Term SOFR+300 basis points), 7/15/2038[1,4,5,6]	1,011,721
1,000,000	Series 2023-19A, Class D2R, 8.818% (3-Month Term SOFR+450 basis points), 7/15/2038[1,4,5]	1,001,661
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.918% (3-Month Term SOFR+460 basis points), 7/15/2037[1,4,5]	1,004,931

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 11.152% (3-Month Term SOFR+683 basis points), 4/15/2038[1,4,5]	$1,024,181
3,500,000	Series 2017-16SA, Class A1R2, 5.498% (3-Month Term SOFR+118 basis points), 4/15/2039[1,4,5]	3,507,009
2,000,000	Series 2017-16SA, Class D1R2, 7.018% (3-Month Term SOFR+270 basis points), 4/15/2039[1,4,5]	2,016,374
2,000,000	Series 2019-32RA, Class D1, 7.279% (3-Month Term SOFR+295 basis points), 7/20/2039[1,4,5]	2,014,932
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class D2R, 8.818% (3-Month Term SOFR+450 basis points), 7/15/2038[1,4,5]	1,003,929
1,000,000	Series 2018-28A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 10/20/2038[1,4,5]	1,003,690
2,500,000	Series 2019-31A, Class AR2, 5.555% (3-Month Term SOFR+123 basis points), 1/20/2039[1,4,5]	2,508,640
1,000,000	Series 2019-33A, Class D2R2, 8.468% (3-Month Term SOFR+415 basis points), 4/16/2039[1,4,5]	1,001,684
1,000,000	Series 2025-60A, Class E, 10.812% (3-Month Term SOFR+648 basis points), 4/22/2039[1,4,5]	1,018,135
1,500,000	Series 2020-36RA, Class D, 7.032% (3-Month Term SOFR+275 basis points), 7/20/2039[1,4,5]	1,511,261
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 7.168% (3-Month Term SOFR+285 basis points), 1/15/2038[1,4,5]	1,008,345
1,000,000	Series CLO-4A, Class ER, 11.235% (3-Month Term SOFR+691 basis points), 3/20/2038[1,4,5]	1,010,072
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 10.880% (3-Month Term SOFR+656 basis points), 7/25/2030[1,4,5]	1,003,909
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DR, 7.445% (3-Month Term SOFR+310 basis points), 7/15/2038[1,4,5]	1,008,581
1,500,000	Series 2022-1A, Class ER, 10.345% (3-Month Term SOFR+600 basis points), 7/15/2038[1,4,5]	1,494,110
2,000,000	Series 2023-2A, Class A1R, 5.675% (3-Month Term SOFR+135 basis points), 7/20/2038[1,4,5]	2,009,345
2,000,000	Series 2023-2A, Class D1R, 7.375% (3-Month Term SOFR+305 basis points), 7/20/2038[1,4,5]	2,023,405
1,000,000	Series 2023-2A, Class ER, 10.325% (3-Month Term SOFR+600 basis points), 7/20/2038[1,4,5]	1,010,388
	OCP CLO Ltd.
1,000,000	Series 2014-5A, Class BR, 6.375% (3-Month Term SOFR+206 basis points), 4/26/2031[1,4,5,6]	1,001,672

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2014-5A, Class CR, 7.475% (3-Month Term SOFR+316 basis points), 4/26/2031[1,4,5,6]	$1,005,373
1,000,000	Series 2019-16A, Class DR, 7.740% (3-Month Term SOFR+341 basis points), 4/10/2033[1,4,5]	1,002,495
1,000,000	Series 2023-30A, Class D, 8.819% (3-Month Term SOFR+450 basis points), 1/24/2037[1,4,5]	1,014,950
1,000,000	Series 2023-30A, Class E, 11.409% (3-Month Term SOFR+709 basis points), 1/24/2037[1,4,5]	1,028,257
1,000,000	Series 2020-20A, Class D1R, 7.929% (3-Month Term SOFR+360 basis points), 4/18/2037[1,4,5]	1,003,210
1,000,000	Series 2021-22A, Class D1R, 7.325% (3-Month Term SOFR+300 basis points), 10/20/2037[1,4,5]	1,008,142
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A, Class C, 7.279% (3-Month Term SOFR+296 basis points), 4/16/2031[1,4,5,6]	2,007,626
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 1/20/2038[1,4,5]	2,010,792
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 7.234% (3-Month Term SOFR+291 basis points), 1/17/2031[1,4,5]	1,005,368
1,000,000	Series 2017-21A, Class C, 7.257% (3-Month Term SOFR+293 basis points), 1/20/2031[1,4,5]	1,004,533
1,000,000	Series 2018-18A, Class D, 7.429% (3-Month Term SOFR+311 basis points), 4/15/2031[1,4,5]	1,004,975
1,120,000	Series 2018-20A, Class C, 7.537% (3-Month Term SOFR+321 basis points), 4/20/2031[1,4,5]	1,124,593
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/20281,2,4,7,8	—
	Post CLO Ltd.
750,000	Series 2021-1A, Class DR, 7.318% (3-Month Term SOFR+300 basis points), 10/15/2034[1,4,5]	749,131
1,205,000	Series 2023-1A, Class D, 9.575% (3-Month Term SOFR+525 basis points), 4/20/2036[1,4,5]	1,209,358
1,000,000	Series 2024-1A, Class E, 11.125% (3-Month Term SOFR+680 basis points), 4/20/2037[1,4,5]	1,013,735
2,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/2040[1,4,5]	2,010,403
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.418% (3-Month Term SOFR+710 basis points), 1/15/2033[1,4,5]	1,007,747
2,000,000	Series 2016-1A, Class A1R3, 5.050% (3-Month Term SOFR+107 basis points), 6/20/2034[1,4,5]	2,000,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2016-1A, Class A1R2, 5.415% (3-Month Term SOFR+141 basis points), 6/20/2034[1,4,5]	$1,000,000
1,250,000	Series 2016-1A, Class ER2, 10.665% (3-Month Term SOFR+666 basis points), 6/20/2034[1,4,5]	1,250,000
1,000,000	Series 2023-2A, Class D, 9.568% (3-Month Term SOFR+525 basis points), 1/25/2037[1,4,5]	1,016,144
1,500,000	Series 2017-1A, Class D1R, 8.022% (3-Month Term SOFR+370 basis points), 4/17/2037[1,4,5]	1,512,237
500,000	Series 2017-1A, Class D2R, 9.322% (3-Month Term SOFR+500 basis points), 4/17/2037[1,4,5]	501,783
1,300,000	Series 2021-3A, Class D1R, 7.418% (3-Month Term SOFR+310 basis points), 10/15/2037[1,4,5]	1,310,770
750,000	Series 2021-5A, Class D2R, 8.325% (3-Month Term SOFR+400 basis points), 1/20/2038[1,4,5]	751,915
2,000,000	Series 2025-4A, Class A1, 5.628% (3-Month Term SOFR+134 basis points), 7/25/2038[1,4,5]	2,010,061
2,500,000	Series 2025-5A, Class D1, 7.085% (3-Month Term SOFR+280 basis points), 10/15/2038[1,4,5]	2,511,107
1,500,000	Regatta VII Funding Ltd. Series 2016-1A, Class ER3, 10.380% (3-Month Term SOFR+640 basis points), 6/20/2034[1,4,5]	1,500,000
2,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.841% (3-Month Term SOFR+351 basis points), 1/18/2034[1,4,5]	2,495,625
734,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.829% (3-Month Term SOFR+651 basis points), 10/15/2029[1,4,5]	741,253
2,000,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 7.068% (3-Month Term SOFR+275 basis points), 1/15/2040[1,4,5]	2,018,897
	Sculptor CLO Ltd.
750,000	Series 30A, Class ER, 11.087% (3-Month Term SOFR+682 basis points), 7/20/2038[1,4,5]	757,648
1,500,000	Series 29A, Class D1R, 7.887% (3-Month Term SOFR+340 basis points), 7/22/2038[1,4,5]	1,510,612
1,000,000	Series 29A, Class D2R, 8.837% (3-Month Term SOFR+435 basis points), 7/22/2038[1,4,5]	1,004,651
	Shackleton CLO Ltd.
1,250,000	Series 2019-14A, Class DRR, 7.325% (3-Month Term SOFR+300 basis points), 7/20/2034[1,4,5]	1,263,936
1,250,000	Series 2019-14A, Class ERR, 10.225% (3-Month Term SOFR+590 basis points), 7/20/2034[1,4,5]	1,254,421

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Signal Peak CLO Ltd.
1,000,000	Series 2017-4A, Class BR2, 5.808% (3-Month Term SOFR+165 basis points), 10/26/2034[1,4,5]	$1,000,000
1,000,000	Series 2018-5A, Class D1R, 8.518% (3-Month Term SOFR+420 basis points), 4/25/2037[1,4,5]	1,012,820
	Silver Point CLO Ltd.
1,500,000	Series 2023-2A, Class D1R, 7.475% (3-Month Term SOFR+315 basis points), 4/20/2038[1,4,5]	1,521,716
1,500,000	Series 2025-11A, Class D1, 7.283% (3-Month Term SOFR+300 basis points), 7/15/2038[1,4,5]	1,511,024
1,500,000	Series 2025-12A, Class A1, 5.312% (3-Month Term SOFR+131 basis points), 10/15/2038[1,4,5]	1,500,000
2,350,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.975% (3-Month Term SOFR+265 basis points), 4/21/2038[1,4,5]	2,362,862
	Sound Point CLO Ltd.
1,000,000	Series 2017-4A, Class C, 7.087% (3-Month Term SOFR+276 basis points), 1/21/2031[1,4,5,6]	1,002,523
1,350,000	Series 2018-2A, Class D, 7.575% (3-Month Term SOFR+326 basis points), 7/26/2031[1,4,5]	1,356,827
1,000,000	Symphony CLO Ltd. Series 2023-39A, Class AR, 5.648% (3-Month Term SOFR+133 basis points), 1/25/2038[1,4,5]	1,004,936
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2015-1A, Class ER, 10.387% (3-Month Term SOFR+606 basis points), 10/20/2030[1,4,5,6]	1,962,320
888,996	Series 2019-3A, Class AR2, 5.378% (3-Month Term SOFR+106 basis points), 4/15/2031[1,4,5]	889,572
750,000	Series 2019-3A, Class DR2, 7.418% (3-Month Term SOFR+310 basis points), 4/15/2031[1,4,5]	753,486
	Trestles CLO Ltd.
1,000,000	Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/2035[1,4,5]	999,571
2,250,000	Series 2023-6A, Class A1R, 5.498% (3-Month Term SOFR+118 basis points), 4/25/2038[1,4,5]	2,256,181
	Trinitas CLO Ltd.
1,000,000	Series 2021-15A, Class E, 12.044% (3-Month Term SOFR+771 basis points), 4/24/2034[1,4,5]	987,500
1,000,000	Series 2023-25A, Class D1, 9.319% (3-Month Term SOFR+500 basis points), 1/23/2037[1,4,5]	1,003,218
1,000,000	Series 2022-21A, Class C1R, 6.275% (3-Month Term SOFR+195 basis points), 4/20/2038[1,4,5]	1,016,246
2,000,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/2038[1,4,5]	2,039,863

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/2038[1,4,5]	$1,020,445
	Upland CLO Ltd.
431,185	Series 2016-1A, Class A1AR, 5.607% (3-Month Term SOFR+128 basis points), 4/20/2031[1,4,5,6]	431,518
750,000	Series 2016-1A, Class CR, 7.487% (3-Month Term SOFR+316 basis points), 4/20/2031[1,4,5]	753,929
1,140,349	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.310% (3-Month Term SOFR+100 basis points), 7/30/2032[1,4,5]	1,137,723
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.175% (3-Month Term SOFR+285 basis points), 7/20/2032[1,4,5]	1,002,748
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.914% (3-Month Term SOFR+359 basis points), 4/17/2030[1,4,5]	753,758
716,000	Series 2013-1A, Class CR, 7.529% (3-Month Term SOFR+321 basis points), 10/15/2030[1,4,5]	717,986
1,325,000	Series 2016-1A, Class CR, 7.237% (3-Month Term SOFR+291 basis points), 1/20/2031[1,4,5]	1,320,924
2,127,000	Series 2018-1A, Class C, 7.187% (3-Month Term SOFR+286 basis points), 4/19/2031[1,4,5]	2,139,798
1,250,000	Series 2018-2A, Class D, 7.329% (3-Month Term SOFR+301 basis points), 7/15/2031[1,4,5,6]	1,254,741
1,000,000	Series 2013-3A, Class CRR, 7.840% (3-Month Term SOFR+351 basis points), 10/18/2031[1,4,5]	1,002,830
1,000,000	Series 2015-3A, Class CR4, 7.225% (3-Month Term SOFR+290 basis points), 10/20/2031[1,4,5]	1,000,000
5,000,000	Series 2017-3A, Class CRR, 7.425% (3-Month Term SOFR+310 basis points), 4/20/2034[1,4,5]	5,012,808
1,000,000	Series 2022-4A, Class ER, 11.025% (3-Month Term SOFR+670 basis points), 4/20/2037[1,4,5,6]	1,012,054
1,000,000	Series 2019-1A, Class A1RR, 5.688% (3-Month Term SOFR+137 basis points), 10/15/2037[1,4,5]	1,002,857
1,000,000	Series 2019-1A, Class D1RR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/2037[1,4,5]	1,006,192
1,000,000	Series 2020-2A, Class D2RR, 8.325% (3-Month Term SOFR+400 basis points), 1/20/2038[1,4,5]	1,000,471
1,500,000	Series 2020-3A, Class ARR, 5.575% (3-Month Term SOFR+125 basis points), 1/20/2038[1,4,5]	1,505,173
1,000,000	Series 2020-3A, Class D1RR, 7.025% (3-Month Term SOFR+270 basis points), 1/20/2038[1,4,5]	1,008,370
1,000,000	Series 2020-3A, Class D2RR, 8.175% (3-Month Term SOFR+385 basis points), 1/20/2038[1,4,5]	995,356

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Whitebox CLO Ltd.
1,500,000	Series 2023-4A, Class D1R, 8.225% (3-Month Term SOFR+390 basis points), 4/20/2036[1,4,5]	$1,504,221
1,000,000	Series 2023-4A, Class ER, 10.805% (3-Month Term SOFR+648 basis points), 4/20/2036[1,4,5]	1,019,845
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $302,551,888)	305,422,263
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
	Alternative Loan Trust
1,205,666	Series 2005-61, Class 2A3, 5.112% (1-Month Term SOFR+95 basis points), 12/25/2035	1,052,933
3,717,063	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[1,8]	69,635
	Chase Home Lending Mortgage Trust
389,230	Series 2024-5, Class A4, 6.000%, 4/25/2055[1,8]	395,873
2,861,517	Series 2025-8, Class A4, 6.000%, 6/25/2056[1,8]	2,900,880
2,558,847	Chase Mortgage Finance Trust Series 2007-A1, Class 1M, 6.327%, 2/25/2037[1,8]	2,112,062
1,435,387	CHL Mortgage Pass-Through Trust Series 2005-HYB2, Class M, 5.063%, 5/20/2035[1,8]	1,189,208
642,811	Citigroup Mortgage Loan Trust Series 2022-A, Class A1, 9.170%, 9/25/2062	644,885
1,000,000	COLT Mortgage Loan Trust Series 2025-7, Class B1, 6.922%, 6/25/2070	1,008,404
	Connecticut Avenue Securities Trust
1,800,000	Series 2021-R01, Class 1B2, 10.356% (30-Day SOFR Average+600 basis points), 10/25/2041	1,869,318
1,950,000	Series 2021-R02, Class 2B2, 10.556% (30-Day SOFR Average+620 basis points), 11/25/2041	2,033,977
1,700,000	Series 2022-R01, Class 1B2, 10.356% (30-Day SOFR Average+600 basis points), 12/25/2041	1,776,918
1,610,000	Series 2022-R04, Class 1B2, 13.856% (30-Day SOFR Average+950 basis points), 3/25/2042	1,774,688
1,500,000	Series 2022-R05, Class 2B2, 11.356% (30-Day SOFR Average+700 basis points), 4/25/2042	1,612,041
1,646,000	Cross Mortgage Trust Series 2025-H6, Class B1B, 7.587%, 7/25/2070	1,645,027
	CSMC Trust
2,400,000	Series 2019-RPL1, Class B2, 4.108%, 7/25/2058	1,724,808
269,626	Series 2021-RPL4, Class A2, 7.559%, 12/27/2060	269,696
1,800,000	EFMT Series 2024-NQM1, Class B1B, 7.575%, 11/25/2069	1,811,338
	Fannie Mae REMICS
1,185,013	Series 2023-51, Class PO, 0.000%, 11/25/2053	1,037,874

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,450,285	Series 2025-6, Class FB, 6.000% (30-Day SOFR Average+200 basis points), 2/25/2055	$1,474,415
1,735,315	Series 2025-49, Class FA, 5.156% (30-Day SOFR Average+80 basis points), 6/25/2055	1,724,941
	FARM Mortgage Trust
1,366,366	Series 2021-1, Class B, 3.231%, 7/25/2051	1,037,548
2,923,083	Series 2023-1, Class B, 3.039%, 3/25/2052	2,196,410
	Fidelis Mortgage Trust
182,000	Series 2025-RTL1, Class B, 8.950%, 2/27/2040	182,932
	Freddie Mac REMICS
1,476,385	Series 5435, Class BS, 3.213% (30-Day SOFR Average+1,193 basis points), 7/25/2054	1,390,187
1,444,724	Series 5502, Class FC, 6.000% (30-Day SOFR Average+200 basis points), 2/25/2055	1,468,760
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,000,000	Series 2022-1, Class M, 4.500%, 11/25/2061	928,236
	Freddie Mac STACR REMIC Trust
1,631,885	Series 2021-HQA4, Class M1, 5.306% (30-Day SOFR Average+95 basis points), 12/25/2041	1,632,980
1,760,017	Series 2022-DNA5, Class B2, 17.256% (30-Day SOFR Average+1,290 basis points), 6/25/2042	2,059,549
1,000,000	Series 2025-DNA3, Class A1, 5.320% (30-Day SOFR Average+95 basis points), 9/25/2045	1,001,865
	Government National Mortgage Association
485,297	Series 2025-4, Class FY, 5.989% (30-Day SOFR Average+160 basis points), 1/20/2055	490,274
	GS Mortgage-Backed Securities Trust
2,500,000	Series 2022-LTV1, Class A14, 3.000%, 6/25/2052	1,808,302
1,909,778	Series 2023-PJ6, Class A4, 6.500%, 4/25/2054[1,8]	1,943,822
2,801,261	Series 2025-PJ5, Class A2, 5.500%, 10/25/2055[1,8]	2,817,587
	Home RE Ltd.
2,659,060	Series 2021-1, Class M2, 7.321% (30-Day SOFR Average+296 basis points), 7/25/2033[1,5]	2,667,265
	HomeBanc Mortgage Trust
213,195	Series 2006-1, Class 3A2, 4.682%, 4/25/2037[1,8]	192,224
	HOMES Trust
1,700,000	Series 2025-NQM3, Class B1, 7.421%, 2/25/2070	1,726,122
	Homeward Opportunities Fund Trust
2,250,000	Series 2025-RRTL2, Class M1, 6.536%, 9/25/2040	2,271,256
718,053	Series 2022-1, Class A1, 5.082%, 7/25/2067[1,3]	717,482
	JP Morgan Mortgage Trust
2,594,224	Series 2024-CCM1, Class A3, 5.500%, 4/25/2055[1,8]	2,606,100
2,909,572	Series 2024-INV1, Class A3, 5.500%, 4/25/2055[1,8]	2,926,529
1,642,822	Series 2024-12, Class A2, 6.000%, 6/25/2055[1,8]	1,665,656

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
2,755,121	Series 2025-CCM1, Class A2, 5.500%, 6/25/2055[1,8]	$2,771,040
1,000,000	Series 2025-5MPR, Class B1, 7.226%, 11/25/2055	1,022,800
	LHOME Mortgage Trust
1,800,000	Series 2024-RTL5, Class M2, 8.180%, 9/25/2039	1,789,384
1,000,000	Series 2025-RTL1, Class M2, 8.379%, 1/25/2040	1,026,129
2,100,000	Series 2025-RTL3, Class M1, 6.891%, 8/25/2040	2,116,330
	Mill City Mortgage Loan Trust
3,025,000	Series 2019-GS2, Class B2, 3.250%, 8/25/2059	2,233,841
	Morgan Stanley Mortgage Loan Trust
1,865,382	Series 2005-2AR, Class B1, 4.772% (1-Month Term SOFR+61 basis points), 4/25/2035[1,5]	1,619,718
	Morgan Stanley Residential Mortgage Loan Trust
2,050,945	Series 2024-INV3, Class A1, 6.500%, 6/25/2054[1,8]	2,095,493
2,430,155	Series 2025-1, Class A1, 6.000%, 3/25/2055[1,8]	2,463,932
620,000	Series 2025-SPL1, Class M1, 4.250%, 2/25/2065	575,201
1,360,000	Series 2025-SPL1, Class B1, 4.250%, 2/25/2065	1,192,404
	New Residential Mortgage Loan Trust
190,000	Series 2024-RTL1, Class M1, 9.298%, 3/25/2039	191,701
568,307	Series 2014-3A, Class B4, 5.394%, 11/25/2054	554,831
1,292,000	Series 2021-NQ1R, Class B2, 4.328%, 7/25/2055	1,160,277
2,243,858	Series 2018-1A, Class B6, 5.663%, 12/25/2057[1,8]	1,847,591
500,000	Series 2019-RPL3, Class B3, 3.980%, 7/25/2059	407,955
1,315,000	Series 2024-NQM1, Class B2, 7.989%, 3/25/2064	1,332,818
	NYMT Loan Trust
1,800,000	Series 2025-INV1, Class B1, 6.965%, 4/25/2060	1,804,203
	OBX Trust
342,771	Series 2019-EXP2, Class 1A3, 4.000%, 6/25/2059[1,8]	326,445
	PRET Trust
2,000,000	Series 2025-RPL4, Class M2, 4.000%, 3/25/2065	2,014,156
	PRPM LLC
2,989,000	Series 2025-6, Class A2, 8.326%, 8/25/2028[1,3]	3,030,478
996,457	Series 2025-7, Class A1, 5.503%, 8/25/2030	1,000,039
1,250,000	Series 2025-7, Class A2, 7.449%, 8/25/2030[1,3]	1,255,324
2,139,000	Series 2025-7, Class M1, 10.551%, 8/25/2030	2,160,696
2,000,000	Series 2024-RCF1, Class M2, 4.000%, 1/25/2054[1,3]	1,871,348
2,750,000	Series 2025-RPL3, Class M2, 3.250%, 4/25/2055	2,468,697
1,145,000	Series 2025-RCF4, Class M2, 4.500%, 8/25/2055	1,048,872
	PRPM Trust
500,000	Series 2024-NQM3, Class B1, 7.409%, 8/25/2069	506,693
	Redwood Funding Trust
925,761	Series 2025-3, Class A, 6.231%, 12/27/2056	932,839
1,146,000	Series 2025-3, Class B, 7.749%, 12/27/2056	1,153,827

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Structured Asset Mortgage Investments II Trust
427,404	Series 2004-AR5, Class 1M, 4.923% (1-Month Term SOFR+79 basis points), 10/19/2034[1,5]	$370,973
	Toorak Mortgage Trust
2,365,000	Series 2024-2, Class A2, 8.647%, 10/25/2031	2,391,696
1,500,000	Series 2024-RRTL2, Class B1, 8.178%, 9/25/2039	1,504,114
	Towd Point Mortgage Trust
2,000,000	Series 2017-4, Class B4, 3.606%, 6/25/2057	1,588,332
15,651,781	Series 2021-SJ2, Class XS3, 0.000%, 12/25/2061[1,8]	181,342
15,651,781	Series 2021-SJ2, Class X, 0.000%, 12/25/2061[1,8]	384,768
1,167,000	Series 2021-SJ2, Class B1, 4.621%, 12/25/2061[1,8]	1,051,956
1,218,620	Series 2021-SJ2, Class B3, 4.621%, 12/25/2061[1,8]	956,101
1,242,926	Series 2021-SJ2, Class B4, 4.621%, 12/25/2061[1,8]	728,822
	Verus Securitization Trust
1,440,000	Series 2023-INV1, Class B2, 7.474%, 2/25/2068	1,434,468
1,750,000	Series 2024-INV1, Class B2, 8.459%, 3/25/2069	1,777,396
2,300,000	Series 2024-INV2, Class B2, 7.961%, 8/26/2069	2,335,006
1,010,000	Series 2024-7, Class B2, 7.810%, 9/25/2069	1,015,145
1,000,000	Series 2025-2, Class B1, 6.966%, 3/25/2070	1,008,588
1,784,000	Series 2025-4, Class B2, 7.435%, 5/25/2070	1,778,197
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $123,979,568)	124,341,973
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
	AG Trust
800,000	Series 2024-NLP, Class B, 6.914% (1-Month Term SOFR+276 basis points), 7/15/2041[5]	804,413
1,064,000	Series 2024-NLP, Class D, 8.804% (1-Month Term SOFR+465 basis points), 7/15/2041[5]	1,070,939
	Atrium Hotel Portfolio Trust
2,000,000	Series 2025-ATRM, Class D, 7.450% (1-Month Term SOFR+330 basis points), 8/15/2042[5]	2,004,124
1,000,000	Series 2025-ATRM, Class G, 10.900% (1-Month Term SOFR+675 basis points), 8/15/2042[5]	1,004,665
	BAHA Trust
2,000,000	Series 2024-MAR, Class D, 9.204%, 12/10/2041[8]	2,105,240
	BANK
827,497	Series 2018-BN14, Class A2, 4.128%, 9/15/2060[1]	823,212
	CEDR Commercial Mortgage Trust
1,850,000	Series 2022-SNAI, Class C, 5.981% (1-Month Term SOFR+183 basis points), 2/15/2039[4,5]	1,773,950
	Citigroup Commercial Mortgage Trust
1,000,000	Series 2015-GC35, Class B, 4.346%, 11/10/2048[1,8]	925,292

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	COMM Mortgage Trust
3,675,679	Series 2013-CR12, Class AM, 4.300%, 10/10/2046[1]	$3,492,241
1,957,370	Series 2014-UBS4, Class AM, 3.968%, 8/10/2047[1]	1,869,705
	Government National Mortgage Association
1,583,601	Series 2025-100, Class JS, 3.881% (30-Day SOFR Average+1,595 basis points), 6/20/2055	1,564,380
	GS Mortgage Securities Corp Trust
322,750	Series 2020-DUNE, Class D, 6.320% (1-Month Term SOFR+216 basis points), 12/15/2036[5]	316,439
92,214	Series 2020-DUNE, Class E, 6.920% (1-Month Term SOFR+276 basis points), 12/15/2036[5]	89,488
	HLTN Commercial Mortgage Trust
1,000,000	Series 2024-DPLO, Class C, 6.690% (1-Month Term SOFR+254 basis points), 6/15/2041[5]	1,004,511
	OWS Real Estate Finance LLC
725,000	Series 2025-MARG2, Class A, 8.151% (1-Month Term SOFR+0 basis points), 8/15/2034[1,5]	726,183
	SMR Mortgage Trust
506,369	Series 2022-IND, Class B, 6.550% (1-Month Term SOFR+240 basis points), 2/15/2039[5]	507,189
	VTR Commercial Mortgage Trust
2,000,000	Series 2025-STEM, Class D, 6.709%, 10/13/2041[8]	2,005,000
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $22,036,829)	22,086,971

Number of Shares
	COMMON STOCKS — 17.5%
	COMMUNICATIONS — 0.6%
33,400	Electronic Arts, Inc.	6,736,780

	CONSUMER DISCRETIONARY — 0.3%
158,406	Berto Acquisition Corp.*,6,9	1,649,007
9,240	Guess?, Inc.	154,400
114,492	Potbelly Corp.*	1,950,944
		3,754,351
	CONSUMER STAPLES — 0.5%
61,964	Kellanova[9]	5,082,287

	ENERGY — 0.6%
247,526	Aris Water Solutions, Inc. - Class A	6,103,991

	FINANCIALS — 10.0%
51,740	1RT Acquisition Corp. - Class A*,6	540,683
268,812	AA Mission Acquisition Corp. - Class A*,6	2,827,902
273,953	Agriculture & Natural Solutions Acquisition Corp. - Class A*,6,9	2,991,567

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
30,393	AI Transportation Acquisition Corp.*,6	$334,323
26,484	Aimei Health Technology Co., Ltd.*,6	299,799
6,676	American Exceptionalism Acquisition Corp. - Class A*,6	72,969
121,469	Andretti Acquisition Corp. II - Class A*,6	1,271,780
80,108	Armada Acquisition Corp. II - Class A*,6	836,327
64,205	Artius II Acquisition, Inc. - Class A*,6	650,397
109,960	Axiom Intelligence Acquisition Corp. I - Class A*,6	1,094,102
4,303	Bayview Acquisition Corp. - Class A*,6	47,892
275,458	Bleichroeder Acquisition Corp. I - Class A*,6	2,862,009
35,754	Blue Acquisition Corp. - Class A*,6	357,361
42,218	Blue Water Acquisition Corp. - Class A*,6	420,491
64,140	Cal Redwood Acquisition Corp. - Class A*,6	641,400
31,660	Cantor Equity Partners II, Inc. - Class A*,6	334,013
17,093	Cantor Equity Partners III, Inc. - Class A*,6	176,400
134,266	Cantor Equity Partners IV, Inc. - Class A*,6	1,368,170
19,063	Cartesian Growth Corp. II*,6	230,662
7,821	Cayson Acquisition Corp.*,6	81,808
249,562	Centurion Acquisition Corp. - Class A*,6	2,632,879
83,205	ChampionsGate Acquisition Corp. - Class A*,6	835,378
107,263	Charlton Aria Acquisition Corp. - Class A*,6	1,113,390
27,123	Churchill Capital Corp. X - Class A*,6	348,802
34,184	Cohen Circle Acquisition Corp. II - Class A*,6	346,968
104,438	Columbus Circle Capital Corp. I - Class A*,6	1,056,913
71,088	Crane Harbor Acquisition Corp. - Class A*,6	720,121
53,648	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,6	532,456
138,477	Digital Asset Acquisition Corp. - Class A*,6	1,415,235
299,907	Drugs Made In America Acquisition Corp.*,6	3,080,045
111,160	Dune Acquisition Corp. II - Class A*,6	1,124,939
22,256	Dynamix Corp. - Class A*,6	231,685
20,000	Embrace Change Acquistion Corp.[6]	241,600
108,144	EQV Ventures Acquisition Corp. II - Class A*,6	1,076,033
75,045	Fifth Era Acquisition Corp. I - Class A*,6	762,457
39,098	FIGX Capital Acquisition Corp. - Class A*,6	390,589
74,894	Gesher Acquisition Corp. II - Class A*,6	760,174
52,516	GigCapital7 Corp. - Class A*,6	553,519
63,335	Globa Terra Acquisition Corp. - Class A*,6	632,083
91,898	Gores Holdings X, Inc. - Class A*,6	939,198
181,350	GP-Act III Acquisition Corp. - Class A*,6,9	1,922,310
195,186	Graf Global Corp. - Class A*,6	2,057,260
2,991	Guild Holdings Co. - Class A	59,641
78,262	Haymaker Acquisition Corp. IV - Class A*,6,9	887,491

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
15,590	Horizon Space Acquisition I Corp.*,6	$192,069
80,351	Jackson Acquisition Co. II - Class A*,6	834,043
37,263	Jena Acquisition Corp. II - Class A*,6	378,219
16,167	K&F Growth Acquisition Corp. II - Class A*,6	165,227
13,635	Keen Vision Acquisition Corp.*,6	158,166
191,384	Launch One Acquisition Corp. - Class A*,6	2,013,360
192,642	Legato Merger Corp. III*,6,9	2,068,975
194,016	Lionheart Holdings - Class A*,6	2,039,108
50,847	M3-Brigade Acquisition V Corp. - Class A*,6	536,436
116,287	Melar Acquisition Corp. I - Class A*,6	1,222,176
131,763	Mountain Lake Acquisition Corp. - Class A*,6	1,357,159
46,906	Mr Cooper Group, Inc.	9,887,316
60,995	Nabors Energy Transition Corp. II - Class A*,6,9	683,754
7,999	Newbury Street II Acquisition Corp. - Class A*,6	82,830
156,973	NewHold Investment Corp. II - Class A*,6	1,597,985
17,357	Oak Woods Acquisition Corp. - Class A6,9	209,499
24,044	Oyster Enterprises II Acquisition Corp. - Class A*,6	240,921
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,6,9	218,484
84,600	Pioneer Acquisition I Corp. - Class A*,6	840,924
87,688	Plum Acquisition Corp. IV - Class A*,6	905,817
75,156	ProCap Acquisition Corp.*,6	771,852
31,324	Pyrophyte Acquisition Corp. - Class A*,6	369,936
33,936	Pyrophyte Acquisition Corp. II - Class A*,6	338,003
101,200	Range Capital Acquisition Corp.*,6	1,043,372
147,032	Real Asset Acquisition Corp. - Class A*,6	1,490,904
55,109	Renatus Tactical Acquisition Corp. I - Class A*,6	601,239
55,418	Republic Digital Acquisition Co. - Class A*,6	565,818
83,783	RF Acquisition Corp. II*,6	893,965
193,908	Rithm Acquisition Corp. - Class A*,6	1,987,557
72,229	Roman DBDR Acquisition Corp. II - Class A*,6	744,681
261,726	Siddhi Acquisition Corp. - Class A*,6	2,656,519
69,880	Silverbox Corp. IV - Class A*,6	731,644
163,953	SIM Acquisition Corp. I - Class A*,6	1,721,506
64,122	Sizzle Acquisition Corp. II*,9	648,915
13,594	Solarius Capital Acquisition Corp. - Class A*,6	135,396
122,274	Soulpower Acquisition Corp. - Class A*,6	1,232,522
29,845	Spring Valley Acquisition Corp. II - Class A*,6	373,361
45,885	Spring Valley Acquisition Corp. III - Class A*,6	463,438
64,961	Tavia Acquisition Corp.*,6	672,346
222,246	Texas Ventures Acquisition III Corp. - Class A*,6	2,380,255
117,866	Titan Acquisition Corp. - Class A*,6	1,192,804

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
87,682	Translational Development Acquisition Corp. - Class A*,6	$906,632
319,062	Vendome Acquisition Corp. I - Class A*,6	3,168,286
349,619	Veritex Holdings, Inc.[9]	11,722,725
162,487	Vine Hill Capital Investment Corp. - Class A*,6	1,740,236
139,013	Voyager Acquisition Corp. - Class A*,6	1,454,076
39,762	Wen Acquisition Corp. - Class A*,6	402,789
41,477	Yorkville Acquisition Corp. - Class A*,6	442,145
		107,646,611
	HEALTH CARE — 2.1%
32,753	Merus N.V.*,6	3,083,695
92,925	Tourmaline Bio, Inc.*	4,444,603
128,131	Verona Pharma PLC*,6,9	13,672,859
85,047	Zimvie, Inc.*	1,610,790
		22,811,947
	INDUSTRIALS — 0.2%
303,426	Performant Healthcare, Inc.*	2,345,483

	TECHNOLOGY — 3.2%
472,137	AvidXchange Holdings, Inc.*	4,697,763
16,203	CyberArk Software Ltd.*,6,9	7,828,480
279,057	Integral Ad Science Holding Corp.*	2,838,010
119,364	PROS Holdings, Inc.*	2,734,629
54,689	Sapiens International Corp. N.V.[6,9]	2,351,627
1,700	Verint Systems, Inc.*	34,425
182,046	WNS Holdings Ltd.*,6	13,884,648
		34,369,582
	TOTAL COMMON STOCKS
	(Cost $181,470,754)	188,851,032

Principal Amount ($)
	CORPORATE BONDS — 0.7%
	FINANCIALS — 0.7%
	Atlantic Union Bankshares Corp.
1,000,000	2.875% (3-Month Term SOFR+186 basis points), 12/15/2031[1,8]	888,633
	EverBank Financial Corp.
2,000,000	7.500% (3-Month Term SOFR+407 basis points), 9/1/2035[1,8]	2,050,046
	Flushing Financial Corp.
1,000,000	3.125% (3-Month Term SOFR+204 basis points), 12/1/2031[1,8]	843,385

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Principal Amount ($)		Value
	FINANCIALS (Continued)
	OceanFirst Financial Corp.
3,000,000	9.306% (3-Month Term SOFR+510 basis points), 5/15/2030[1,8]	$3,011,577
	Valley National Bancorp
1,000,000	3.000% (3-Month Term SOFR+236 basis points), 6/15/2031[1,8]	931,603
		7,725,244
	TOTAL CORPORATE BONDS
	(Cost $7,644,142)	7,725,244

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.6%
	CALL OPTIONS — 20.8%
	S&P 500 Index
2,894	Exercise Price: $6,000.00, Notional Amount: $1,736,400,000, Expiration Date: December 31, 2025*	224,487,580
	TOTAL CALL OPTIONS
	(Cost $225,504,238)	224,487,580
	PUT OPTIONS — 8.8%
	S&P 500 Index
299	Exercise Price: $6,355.00, Notional Amount: $190,014,500, Expiration Date: October 31, 2025*	922,415
2,894	Exercise Price: $7,000.00, Notional Amount: $2,025,800,000, Expiration Date: December 31, 2025*	94,908,730
	TOTAL PUT OPTIONS
	(Cost $94,961,827)	95,831,145
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $320,466,065)	320,318,725

Number of Shares
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,2	1,034
71,590	Mercer Park Opportunities Corp., Expiration Date: Pending*,6	716
	TOTAL RIGHTS
	(Cost $1,034)	1,750

Number of Units
	UNITS — 0.6%
	FINANCIALS — 0.6%
100,056	BTC Development Corp.*,6	1,010,566
16,280	Centurion Acquisition Corp. - Class A2,6	—
20,349	Centurion Acquisition Corp. - Class B2,6	—
251,233	Drugs Made In America Acquisition II Corp.*,6	2,498,512

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
53,408	FutureCrest Acquisition Corp.*,6	$566,125
13,765	GP-Act III Acquisition Corp. - Class A2,6	—
17,206	GP-Act III Acquisition Corp. - Class B2,6	—
126,451	GSR IV Acquisition Corp.*,6	1,281,581
33,650	Highview Merger Corp.*,6	340,538
53,649	M3-Brigade Acquisition VI Corp.*,6	542,928
2	Spring Valley Acquisition Corp. III*,6	21
26,712	Trailblazer Acquisition Corp.*,6	273,798
		6,514,069
	TOTAL UNITS
	(Cost $6,489,538)	6,514,069

Number of Shares
	WARRANTS — 0.0%
21,109	Blue Water Acquisition Corp., Expiration Date: December 31, 2026*,6	2,957
36,048	EQV Ventures Acquisition Corp. II, Expiration Date: June 30, 2031*,6	8,652
71,590	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,6	716
15,295	Spring Valley Acquisition Corp. III, Expiration Date: September 30, 2030*,6	10,707
10,255	Yorkville Acquisition Corp., Expiration Date: April 16, 2030*,6	12,203
	TOTAL WARRANTS
	(Cost $0)	35,235

	SHORT-TERM INVESTMENTS — 10.6%
24,646,728	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.98%[9,10]	24,646,728
90,252,365	UMB Bank, Money Market Special II Deposit Investment, 3.94%[10]	90,252,365
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $114,899,093)	114,899,093
	TOTAL INVESTMENTS — 103.9%
	(Cost $1,111,920,230)	1,122,719,596
	Liabilities in Excess of Other Assets — (3.9)%	(41,648,930)
	TOTAL NET ASSETS — 100.0%	$1,081,070,666

	SECURITIES SOLD SHORT — (3.1)%
	COMMON STOCKS — (2.7)%
	FINANCIALS — (2.0)%
(681,757)	Huntington Bancshares, Inc.	(11,773,943)
(515,970)	Rocket Cos., Inc. - Class A	(9,999,499)
		(21,773,442)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — (0.7)%
(35,653)	Palo Alto Networks, Inc.*	$(7,259,664)
	TOTAL COMMON STOCKS
	(Proceeds $26,050,157)	(29,033,106)

	MASTER LIMITED PARTNERSHIPS — (0.4)%
	ENERGY — (0.4)%
(111,386)	Western Midstream Partners LP	(4,376,356)
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Proceeds $4,255,845)	(4,376,356)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $30,306,002)	$(33,409,462)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (4.0)%
	CALL OPTIONS — (1.7)%
	Electronic Arts, Inc.
(334)	Exercise Price: $200.00, Notional Amount: $(6,680,000), Expiration Date: October 17, 2025*	(88,510)
	S&P 500 Index
(2,894)	Exercise Price: $7,000.00, Notional Amount: $(2,025,800,000), Expiration Date: December 31, 2025*	(19,013,580)
	Verint Systems, Inc.
(17)	Exercise Price: $20.00, Notional Amount: $(34,000), Expiration Date: October 17, 2025*	(553)
	Zimvie, Inc.
(26)	Exercise Price: $20.00, Notional Amount: $(52,000), Expiration Date: April 17, 2026*	(325)
	TOTAL CALL OPTIONS
	(Proceeds $18,342,233)	(19,102,968)

	PUT OPTIONS — (2.3)%
	S&P 500 Index
(299)	Exercise Price: $7,025.00, Notional Amount: $(210,047,500), Expiration Date: October 31, 2025*	(9,958,195)
(2,894)	Exercise Price: $6,000.00, Notional Amount: $(1,736,400,000), Expiration Date: December 31, 2025*	(14,672,580)
	TOTAL PUT OPTIONS
	(Proceeds $24,872,485)	(24,630,775)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $43,214,718)	$(43,733,743)

LLC — Limited Liability Company

LP — Limited Partnership

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Callable.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	Step rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $306,833,073, which represents 28.38% of the total net assets of the Fund.
[5]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	Variable rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $29,689,667, which represents 2.75% of the total net assets of the Fund.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2025

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,206,156,527	$791,344,295
Investments in affiliated issuers, at cost	294,224,400	109,870
Purchased options contracts, at cost	-	320,466,065
Investments, at value	$1,246,401,835	$802,400,871
Investments in affiliated issuers, at value	309,357,861	-
Purchased options contracts, at value	-	320,318,725
Cash	-	2,136,545
Cash deposited with brokers for securities sold short and options contracts	206,595,036	59,390,529
Receivables:
Investment securities sold	978,401	317,637,006
Fund shares sold	6,954,656	6,633,287
Dividends and interest	2,037,255	5,874,783
Reclaims receivable	18,962	-
Prepaid expenses	25,718	46,573
Total assets	1,772,369,724	1,514,438,319
Liabilities:
Securities sold short, proceeds	$193,308,004	$30,306,002
Written options contracts, proceeds	826,219	43,214,718
Foreign currency due to custodian, proceeds	34,683	5,433
Securities sold short, at value	$211,683,476	$33,409,462
Written options contracts, at value	575,773	43,733,743
Foreign currency due to custodian, at value	34,151	5,350
Payables:
Investment securities purchased	19,181,866	353,697,395
Fund shares redeemed	772,874	759,307
Advisory fees	1,561,271	1,037,751
Shareholder servicing fees (Note 8)	219,788	70,595
Distribution fees (Note 7)	16,668	21,801
Fund services fees	254,153	362,469
Dividends on securities sold short and interest expense	637,997	151,925
Trustees' deferred compensation (Note 3)	87,146	20,257
Shareholder reporting fees	26,210	9,078
Auditing fees	23,645	21,955
Chief Compliance Officer fees	7,977	14,600
Legal fees	5,895	3,363
Trustees' fees and expenses	3,950	359
Accrued other expenses	3,696	48,243
Total liabilities	235,096,536	433,367,653
Net Assets	$1,537,273,188	$1,081,070,666

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,456,138,330	$1,076,483,115
Total distributable earnings	81,134,858	4,587,551
Net Assets	$1,537,273,188	$1,081,070,666
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$56,794,903	$30,552,190
Number of shares issued and outstanding	5,266,900	1,272,267
Redemption price per share*	$10.78	$24.01
Maximum sales charge (4.50% of offering price)**	0.51	1.13
Maximum offering price to public	$11.29	$25.14
Class C Shares:
Net assets applicable to shares outstanding	$3,075,464	$20,696,187
Number of shares issued and outstanding	282,856	841,638
Redemption price per share***	$10.87	$24.59
Class I Shares:
Net assets applicable to shares outstanding	$1,477,402,821	$1,029,822,289
Number of shares issued and outstanding	133,900,234	41,952,811
Redemption price per share	$11.03	$24.55

*	A Contingent Deferred Sales Charge ("CDSC") of 0.50% for both Funds may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $250,000 or more for both Funds. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	A CDSC of 1.00% for both Funds may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment Income:
Dividends	$7,298,062	$1,314,864
Interest	14,400,895	30,529,192
Total investment income	21,698,957	31,844,056

Expenses:
Advisory fees	18,595,508	9,794,034
Shareholder servicing fees - Class A (Note 8)	82,252	22,560
Shareholder servicing fees - Class C (Note 8)	2,309	9,690
Shareholder servicing fees - Class I (Note 8)	1,079,789	649,760
Distribution fees - Class A (Note 7)	137,045	62,206
Distribution fees - Class C (Note 7)	17,498	108,523
Dividends on securities sold short	2,778,803	432,439
Fund services fees	1,609,872	1,610,788
Interest expense	1,200,950	71,771
Registration fees	103,873	141,088
Shareholder reporting fees	102,165	89,989
Trustees' fees and expenses	40,077	17,494
Legal fees	29,192	42,347
Auditing fees	25,280	22,705
Miscellaneous	19,550	56,885
Chief Compliance Officer fees	18,910	46,578
Insurance fees	17,245	7,341
Excise tax expense	6,993	-
Total expenses	25,867,311	13,186,198
Net investment income (loss)	(4,168,354)	18,657,858

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	56,541,180	7,922,733
Investments in affiliated issuers	19,945,224	(4,372)
Purchased options contracts	(602,620)	(1,985,522)
Securities sold short	(1,423,583)	383,791
Written options contracts	445,336	24,829,421
Foreign currency transactions	627,032	39,189
Net realized gain (loss)	75,532,569	31,185,240
Net change in unrealized appreciation/depreciation on:
Investments	32,752,964	7,266,921
Investments in affiliated issuers	1,553,794	4,386
Purchased options contracts	-	(143,195)
Securities sold short	(23,058,633)	(3,607,904)
Written options contracts	249,648	(514,979)
Foreign currency translations	333,164	25,440
Net change in unrealized appreciation/depreciation	11,830,937	3,030,669
Net realized and unrealized gain (loss)	87,363,506	34,215,909
Net Increase (Decrease) in Net Assets from Operations	$83,195,152	$52,873,767

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,168,354)	$8,818,263
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	75,532,569	89,381,365
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	11,830,937	(4,545,546)
Net increase (decrease) in net assets resulting from operations	83,195,152	93,654,082

Distributions to Shareholders:
Distributions:
Class A	(3,228,144)	(2,002,244)
Class C1	(40,818)	-
Class I	(83,791,493)	(74,242,136)
Total distributions to shareholders	(87,060,455)	(76,244,380)

Capital Transactions:
Net proceeds from shares sold:
Class A	26,845,074	24,549,710
Class C1	2,693,901	412,743
Class I	541,723,462	402,965,112
Reinvestment of distributions:
Class A	3,166,557	1,963,839
Class C1	31,542	-
Class I	77,964,735	66,964,616
Cost of shares redeemed:
Class A2	(28,982,536)	(24,829,092)
Class C1	(108,424)	-
Class I3	(601,216,333)	(1,040,524,471)
Net increase (decrease) in net assets from capital transactions	22,117,978	(568,497,543)

Total increase (decrease) in net assets	18,252,675	(551,087,841)

Net Assets:
Beginning of period	1,519,020,513	2,070,108,354
End of period	$1,537,273,188	$1,519,020,513

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Capital Share Transactions:
Shares sold:
Class A	2,548,688	2,312,043
Class C1	252,005	37,874
Class I	50,185,287	37,129,047
Shares reinvested:
Class A	307,135	188,831
Class C1	3,018	-
Class I	7,411,097	6,317,417
Shares redeemed:
Class A	(2,755,857)	(2,340,516)
Class C1	(10,041)	-
Class I	(55,574,319)	(96,261,549)
Net increase (decrease) in capital share transactions	2,367,013	(52,616,853)

[1]	Commenced public offering on January 31, 2024.
[2]	Net of redemption fee proceeds of $0 and $1,334, respectively.
[3]	Net of redemption fee proceeds of $6,476 and $27,798, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,657,858	$10,540,114
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	31,185,240	14,449,769
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	3,030,669	4,137,593
Net increase (decrease) from payments by affiliates (Note 3)	—	979
Net increase (decrease) in net assets resulting from operations	52,873,767	29,128,455

Distributions to Shareholders:
Distributions:
Class A	(1,699,662)	(638,396)
Class C	(633,635)	(138,612)
Class I	(54,768,194)	(18,522,312)
Total distributions to shareholders	(57,101,491)	(19,299,320)

Capital Transactions:
Net proceeds from shares sold:
Class A	28,437,203	10,213,764
Class C	16,529,770	4,584,681
Class I	724,284,814	470,589,130
Reinvestment of distributions:
Class A	1,372,840	607,593
Class C	563,192	135,481
Class I	44,514,420	14,725,426
Cost of shares redeemed:
Class A	(11,760,013)	(7,985,162)
Class C1	(1,027,557)	(468,194)
Class I	(248,161,324)	(81,874,279)
Net increase (decrease) in net assets from capital transactions	554,753,345	410,528,440

Total increase (decrease) in net assets	550,525,621	420,357,575

Net Assets:
Beginning of period	530,545,045	110,187,470
End of period	$1,081,070,666	$530,545,045

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Capital Share Transactions:
Shares sold:
Class A	1,186,107	427,590
Class C	675,088	187,467
Class I	29,627,357	19,246,741
Shares reinvested:
Class A	57,518	25,397
Class C	23,057	5,511
Class I	1,825,715	601,039
Shares redeemed:
Class A	(495,506)	(333,652)
Class C	(41,868)	(19,105)
Class I	(10,185,951)	(3,340,796)
Net increase (decrease) in capital share transactions	22,671,517	16,800,192

[1]	Net of redemption fee proceeds of $344 and $598, respectively.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2025

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$83,195,152
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(3,281,855,152)
Sales of long-term investments	3,456,205,662
Return of capital dividends received	2,548,572
Proceeds from securities sold short	606,722,049
Cover short securities	(503,635,232)
Proceeds from written options	1,835,741
Closed written options	(213,685)
Purchases/Sales of short-term investments, net	(150,360,219)
(Increase) Decrease in Assets:
Investment securities sold receivable	35,692,681
Dividends and interest receivables	79,135
Reclaims receivable	549
Prepaid expenses and other assets	23,291
Increase (Decrease) in Liabilities:
Foreign currency payable	(40,454,787)
Investment securities purchased payable	12,053,465
Advisory fees payable	7,367
Dividends on securities sold short and Interest expense	454,778
Accrued expenses	(14,766)
Net realized (gain)/loss	(74,629,283)
Net change in unrealized appreciation/depreciation	(11,497,773)
Net cash provided by (used for) operating activities	136,157,545

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	566,337,713
Cost of shares redeemed	(631,213,422)
Dividends paid to shareholders, net of reinvestments	(5,897,621)
Net cash provided by (used for) financing activities	(70,773,330)

Net increase (decrease) in cash	65,384,215

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	141,210,821
Total beginning cash and cash equivalents	141,210,821

Ending cash balance	-
Ending cash held at brokers	206,595,036
Total ending cash and cash equivalents	$206,595,036
Supplemental disclosure of interest expense paid	$1,384,072
Non cash financing activities not included herein consist of $81,162,834 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2025

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$52,873,767
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,353,591,930)
Sales of long-term investments	1,822,303,446
Return of capital dividends received	198,304
Proceeds from securities sold short	99,227,459
Cover short securities	(78,205,308)
Proceeds from written options	221,919,055
Closed written options	(174,197,934)
Purchases/Sales of short-term investments, net	(36,061,274)
(Increase) Decrease in Assets:
Investment securities sold receivable	(153,697,404)
Dividends and interest receivables	(2,159,445)
Prepaid expenses and other assets	13,596
Increase (Decrease) in Liabilities:
Foreign currency payable	(3,829,480)
Investment securities purchased payable	185,286,398
Advisory fees payable	528,629
Dividends on securities sold short and Interest expense	150,397
Accrued expenses	339,024
Net amortization on investments	(208,868)
Net realized (gain)/loss	(32,325,098)
Net change in unrealized appreciation/depreciation	(3,005,229)
Net cash provided by (used for) operating activities	(454,441,895)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	764,499,829
Cost of shares redeemed	(262,396,146)
Dividends paid to shareholders, net of reinvestments	(10,651,039)
Net cash provided by (used for) financing activities	491,452,644

Net increase (decrease) in cash	37,010,749

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	24,516,325
Total beginning cash and cash equivalents	24,516,325

Ending cash balance	2,136,545
Ending cash held at brokers	59,390,529
Total ending cash and cash equivalents	$61,527,074
Supplemental disclosure of interest expense paid	$25,025
Non cash financing activities not included herein consist of $46,450,452 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.86	$10.69	$10.40	$11.16	$10.33
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	0.02	(0.06)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.61	0.54	0.43	0.18	0.96
Total from investment operations	0.55	0.56	0.37	0.09	0.92

Less Distributions:
From net investment income	(0.25)	(0.32)	-	(0.27)	-
From net realized gain	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)
Total distributions	(0.63)	(0.39)	(0.08)	(0.85)	(0.09)

Redemption Fee Proceeds[1]	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.78	$10.86	$10.69	$10.40	$11.16

Total return[3]	5.35%	5.40%	3.58%	0.91%	8.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,795	$56,089	$53,505	$80,293	$56,252

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[4]	2.05%	2.09%	2.07%	2.19%	2.08%
After fees waived and expenses absorbed/recovered[4]	2.05%	2.09%	2.07%	2.19%	2.08%
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.59)%	0.20%	(0.57)%	(0.86)%	(0.38)%
After fees waived and expenses absorbed/recovered	(0.59)%	0.20%	(0.57)%	(0.86)%	(0.38)%

Portfolio turnover rate	293%	403%	367%	294%	459%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of the sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. Prior to November 18, 2024, the CDSC was 1.00%. If the sales charge was included, total returns would be lower.
[4]	If dividends and interest on securities sold short, interest expense and excise taxes expense had been excluded, the expense ratios would have been lowered by 0.27% for year ended ended September 30, 2025. For the years ended September 30, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.32%, 0.29%, 0.39%, and 0.23%, respectively.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,	For the Period January 31, 2024* through September 30,
	2025	2024
Net asset value, beginning of period	$11.01	$10.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.05)
Net realized and unrealized gain (loss)	0.62	0.40
Total from investment operations	0.48	0.35

Less Distributions:
From net investment income	(0.24)	-
From net realized gain	(0.38)	-
Total distributions	(0.62)	-

Net asset value, end of period	$10.87	$11.01

Total return[2]	4.65%	3.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,075	$417

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[4]	2.78%	2.76%[5]
After fees waived and expenses absorbed/recovered[4]	2.78%	2.76%[5]
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(1.32)%	(0.76)%[5]
After fees waived and expenses absorbed/recovered	(1.32)%	(0.76)%[5]

Portfolio turnover rate	293%	403%[3]

*	Commenced public offering on January 31, 2024.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	If dividends and interest on securities sold short, interest expense and excise taxes expense had been excluded, the expense ratios would have been lowered by 0.27% for the year ended September 30, 2025. For the period January 31, 2024 through September 30, 2024, the ratio would have been lowered by 0.25%.
[5]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.09	$10.92	$10.61	$11.36	$10.48
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.06	(0.03)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.63	0.55	0.43	0.19	0.98
Total from investment operations	0.60	0.61	0.40	0.13	0.97

Less Distributions:
From net investment income	(0.28)	(0.37)	(0.01)	(0.30)	-
From net realized gain	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)
Total distributions	(0.66)	(0.44)	(0.09)	(0.88)	(0.09)

Redemption Fee Proceeds[1,2]	-	-	-	-	-

Net asset value, end of period	$11.03	$11.09	$10.92	$10.61	$11.36

Total return[3]	5.74%	5.70%	3.82%	1.27%	9.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,477,403	$1,462,514	$2,016,603	$2,095,039	$626,755

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[4]	1.73%	1.79%	1.75%	1.88%	1.77%
After fees waived and expenses absorbed/recovered[4]	1.73%	1.79%	1.75%	1.88%	1.77%
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.27)%	0.53%	(0.25)%	(0.55)%	(0.07)%
After fees waived and expenses absorbed/recovered	(0.27)%	0.53%	(0.25)%	(0.55)%	(0.07)%

Portfolio turnover rate	293%	403%	367%	294%	459%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If dividends and interest on securities sold short, interest expense and excise taxes expense had been excluded, the expense ratios would have been lowered by 0.27% for year ended ended September 30, 2025. For the years ended September 30, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.32%, 0.29%, 0.39%, and 0.23%, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.31	$23.56	$23.20	$25.84	$23.90
Income from Investment Operations:
Net investment income (loss)[1]	0.49	0.74	0.27	0.36	0.86
Net realized and unrealized gain (loss)	0.91	1.41	1.28	(1.82)	2.34
Net increase from payments by affiliates	-	- [2,3]	-	-	- [2,4]
Total from investment operations	1.40	2.15	1.55	(1.46)	3.20

Less Distributions:
From net investment income	(1.41)	(1.40)	(0.54)	(0.24)	(0.89)
From net realized gain	(0.29)	-	-	-	-
From return of capital	-	-	(0.65)	(0.94)	(0.37)
Total distributions	(1.70)	(1.40)	(1.19)	(1.18)	(1.26)

Net asset value, end of period	$24.01	$24.31	$23.56	$23.20	$25.84

Total return[5]	6.04%	9.38%	6.83%	(5.82)%	13.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,552	$12,742	$9,539	$1,059	$1,900

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.85%	1.90%	2.18%	2.33%	2.29%
After fees waived and expenses absorbed/recovered[6]	1.85%	1.90%	1.96%	2.02%	2.05%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.05%	3.08%	0.93%	1.12%	3.12%
After fees waived and expenses absorbed/recovered	2.05%	3.08%	1.15%	1.43%	3.36%

Portfolio turnover rate	191%	215%	254%	190%	170%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the year ended September 30, 2025. For the years ended September 30, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.07%, 0.12%, 0.17%, and 0.27%, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,		For the Period November 14, 2022* through September 30,
	2025	2024	2023
Net asset value, beginning of period	$24.87	$24.09	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.32	0.58	0.08
Net realized and unrealized gain (loss)	0.92	1.43	1.26
Net increase from payments by affiliates	-	- [2,3]	-
Total from investment operations	1.24	2.01	1.34

Less Distributions:
From net investment income	(1.23)	(1.23)	(0.48)
From net realized gain	(0.29)	-	-
From return of capital	-	-	(0.55)
Total distributions	(1.52)	(1.23)	(1.03)

Net asset value, end of period	$24.59	$24.87	$24.09

Total return[4]	5.22%	8.56%	5.75%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,696	$4,610	$277

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.60%	2.63%	2.92%[7]
After fees waived and expenses absorbed/recovered[6]	2.60%	2.63%	2.70%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.30%	2.35%	0.16%[7]
After fees waived and expenses absorbed/recovered	1.30%	2.35%	0.38%[7]

Portfolio turnover rate	191%	215%	254%[5]

*	Commencement of public offering.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the year ended September 30, 2025. For the year ended September 30, 2024 and for the period November 14, 2022 through September 30, 2023, the ratio would have been lowered by 0.07% and 0.11%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.81	$24.02	$23.68	$26.36	$24.35
Income from Investment Operations:
Net investment income (loss)[1]	0.56	0.83	0.36	0.44	0.93
Net realized and unrealized gain (loss)	0.94	1.43	1.30	(1.86)	2.41
Net increase from payments by affiliates	-	- [2,3]	-	-	- [2,4]
Total from investment operations	1.50	2.26	1.66	(1.42)	3.34

Less Distributions:
From net investment income	(1.47)	(1.47)	(0.59)	(0.26)	(0.94)
From net realized gain	(0.29)	-	-	-	-
From return of capital	-	-	(0.73)	(1.00)	(0.39)
Total distributions	(1.76)	(1.47)	(1.32)	(1.26)	(1.33)

Net asset value, end of period	$24.55	$24.81	$24.02	$23.68	$26.36

Total return[5]	6.34%	9.69%	7.19%	(5.54)%	13.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,029,822	$513,193	$100,371	$18,305	$36,036

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.59%	1.61%	1.89%	2.01%	2.06%
After fees waived and expenses absorbed/recovered[6]	1.59%	1.61%	1.67%	1.71%	1.82%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.31%	3.37%	1.26%	1.43%	3.35%
After fees waived and expenses absorbed/recovered	2.31%	3.37%	1.48%	1.74%	3.59%

Portfolio turnover rate	191%	215%	254%	190%	170%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the year ended September 30, 2025. For the years ended 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.07%, 0.12%, 0.17%, and 0.27%, respectively.

See accompanying Notes to Financial Statements.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. On January 31, 2024, the Merger Arbitrage Fund commenced public offerings of Class C shares.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Multi-Strategy Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Funds’ investments.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

	First $2 Billion of Average Daily Net Assets	On the Next $1 Billion of Average Daily Net Assets	Average Daily Net Assets Exceeding $3 Billion
Merger Arbitrage Fund	1.25%	1.20%	1.15%

Average Daily Net Assets
Multi-Strategy Fund	1.20%

The Advisor has engaged Palmer Square Capital Management, LLC, Vest Financial, LLC, Sardis Group, LLC and First Trust Advisors L.P. (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	2.60%	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2026 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025, are reported as “Fund services fees” on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Advisor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the year ended September 30, 2025, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended September 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended September 30, 2025, are reported on the Statements of Operations.

During the year ended September 30, 2024, the Advisor reimbursed the Multi-Strategy Fund $979 for losses from a trade error. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payments by affiliates.”

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the year ended September 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 4 – Federal Income Taxes

At September 30, 2025, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,337,825,033	$1,042,030,243

Gross unrealized appreciation	$28,484,191	$22,602,643
Gross unrealized depreciation	(22,808,777)	(19,056,495)
Net unrealized appreciation (depreciation) on investments	$5,675,414	$3,546,148

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Merger Arbitrage Fund	$1,106,818	$(1,106,818)
Multi-Strategy Fund	-	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$75,014,042	$1,061,579
Undistributed long-term capital gains	532,416	-
Accumulated earnings	75,546,458	1,061,579

Accumulated capital and other losses	-	(2)
Unrealized appreciation (depreciation) on investments	5,675,414	3,546,148
Unrealized appreciation (depreciation) on foreign currency	132	83
Unrealized deferred compensation	(87,146)	(20,257)
Total accumulated earnings (accumulated deficit)	$81,134,858	$4,587,551

The tax character of distributions paid during the years ended September 30, 2025 and 2024 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2025	2024	2025	2024
Ordinary income	$87,725,935	$76,244,380	$55,902,643	$19,299,320
Net long-term capital gains	4,334,520	-	1,198,848	-
Return of Capital	-	-		-
Total taxable distributions	$87,060,455	$76,244,380	$57,101,491	$19,299,320

As of September 30, 2025, the Merger Arbitrage Fund and Multi-Strategy Fund had no capital loss carryovers.

Note 5 – Redemption Fee

Beginning November 18, 2024, the Funds may impose a maximum deferred sales charge of 0.50% and 1.00%, respectively, of the total redemption amount on Class A Shares and Class C Shares, respectively, redeemed within 12 months of the date of purchase. For the period November 18, 2024 through September 30, 2025, the Merger Arbitrage Fund received $4,856 in deferred sales charges. For the year ended September 30, 2025 and 2024, the Multi-Strategy Fund received $344 and $598, respectively, in deferred sales charges.

Prior to November 18, 2024, the Merger Arbitrage Fund imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period October 1, 2024 through November 17, 2024 and year ended September 30, 2024, the Merger Arbitrage Fund received $1,620 and $29,132, respectively, in redemption fees.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 6 – Investment Transactions

For the year ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$3,281,252,531	$3,456,205,662	$606,722,049	$503,635,232
Multi-Strategy Fund	1,155,416,199	782,020,757	99,227,459	78,205,308

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares. With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the year ended September 30, 2025, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended September 30, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Communications	$43,385,670	$-	$-	$43,385,670
Consumer Discretionary	22,268,582	-	-	22,268,582
Consumer Staples	32,598,931	-	-	32,598,931
Energy	39,123,090	-	-	39,123,090
Financials	775,640,174	14,109,077	-	789,749,251
Health Care	141,650,552	-	-	141,650,552
Industrials	14,945,460	-	-	14,945,460
Technology	217,269,110	-	-	217,269,110
Rights
Financials	7,733	-	293,496	301,229
Short-Term Investments	212,345,751	-	-	212,345,751
Units
Financials	41,930,969	-	9	41,930,978
Warrants
Financials	191,092	-	-	191,092
Total Investments	$1,541,357,114	$14,109,077	$293,505	$1,555,759,696

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks
Financials	$137,446,970	$-	$-	$137,446,970
Technology	46,187,532	-	-	46,187,532
Master Limited Partnerships Energy	28,048,974	-	-	28,048,974
Total Securities Sold Short	211,683,476	-	-	211,683,476
Written Options Contracts	575,773	-	-	575,773
Total Securities Sold Short and Options	$212,259,249	$-	$-	$212,259,249

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$32,130,390	$392,851	$32,523,241
Collateralized Loan Obligations	-	305,422,263	-	305,422,263
Collateralized Mortgage Obligations	-	124,341,973	-	124,341,973
Commercial Mortgage-Backed Securities	-	22,086,971	-	22,086,971
Common Stocks
Communications	6,736,780	-	-	6,736,780
Consumer Discretionary	3,754,351	-	-	3,754,351
Consumer Staples	5,082,287	-	-	5,082,287
Energy	6,103,991	-	-	6,103,991
Financials	106,700,752	945,859	-	107,646,611
Health Care	22,811,947	-	-	22,811,947
Industrials	2,345,483	-	-	2,345,483
Technology	34,369,582	-	-	34,369,582
Corporate Bonds			-	-
Financials	-	7,725,244	-	7,725,244
Rights	716	-	1,034	1,750
Short-Term Investments	114,899,093	-	-	114,899,093
Units
Financials	6,514,069	-	-	6,514,069
Warrants
Financials	35,235	-	-	35,235
Total Investments	309,354,286	492,652,700	393,885	802,400,871
Purchased Options Contracts	320,318,725	-	-	320,318,725
Total Investments and Options	$629,673,011	$492,652,700	$393,885	$1,122,719,596

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks
Financials	$21,773,442	$-	$-	$21,773,442
Technology	7,259,664	-	-	7,259,664
Master Limited Partnerships Energy	4,376,356	-	-	4,376,356
Total Securities Sold Short	33,409,462	-	-	33,409,462
Written Options Contracts	43,733,743	-	-	43,733,743
Total Securities Sold Short and Options	$77,143,205	$-	$-	$77,143,205

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
	Common Stock	Rights	Units
Balance as of September 30, 2024	$4	$293,496	$4
Transfers into Level 3 during the period	-	-	4
Transfers out of Level 3 during the period	(4)	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-	-	1
Included in other comprehensive income	-	-	-
Purchases, sales, and principal paydowns
Net purchases	-	-	-
Net sales	-	-	-
Principal paydown	-	-	-
Balance as of September 30, 2025	$-	$293,496	$9
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-	$1

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Multi-Strategy Fund
	Asset-Backed Securities	Collateralized Loan Obligations	Common Stock	Rights	Units
Balance as of September 30, 2024	$-	$-	$-	$1,034	$-
Transfers into Level 3 during the period	-	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	(38,859)	-	-	-	-
Included in other comprehensive income	-	-	-	-	-
Purchases, sales, and principal paydowns
Net purchases	431,710	-	-	-	-
Net sales	-	-	-	-	-
Principal paydown	-	-	-	-	-
Balance as of September 30, 2025	$392,851	$-	$-	$1,034	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period.	$(38,859)	$-	$-	$-	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Fund	Asset Class	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Rights	$293,496	Transaction Price	Transaction Price	$1.02	N/A	Increase
Merger Arbitrage Fund	Units	$9	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Fund	Asset Class	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Multi-Strategy Fund	Asset-Backed Securities	$392,851	Market Approach	Indicative Dealer Quotes	$6,100 - $8,155	$7,723.59	Increase
Multi-Strategy Fund	Collateralized Loan Obligations	-	Asset Approach	Expected Remaining Distributions	N/A	N/A	N/A
Multi-Strategy Fund	Rights	$1,034	Transaction Price	Transaction Price	$1.02	N/A	Increase
Multi-Strategy Fund	Units	-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the year ended September 30, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2025, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$575,773

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$320,318,725	Written options contracts, at value	$43,733,743

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The effects of derivative instruments on the Statements of Operations for the year ended September 30, 2025, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(602,620)	$445,336

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,985,522)	$24,829,421

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$249,648

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(143,195)	$(514,979)

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2025, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(24,366,030)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,769,908,900
Options Contracts - Written	Average Notional Value	(2,789,562,880)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the year ended September 30, 2025.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

First Trust Merger Arbitrage Fund
Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 20.1%
AA Mission Acquisition Corp. - Class A	2,700,502	$26,722,599	$344,490	$-	$-	$1,342,192	$28,409,281	-
Agriculture & Natural Solutions Acquisition Corp. - Class A	2,829,209	29,282,313	-	-	-	1,612,649	30,894,962	-
AI Transportation Acquisition Corp.	506,461	5,307,711	-	-	-	263,360	5,571,071	-
Aimei Health Technology Co., Ltd.	649,911	6,814,317	-	-	-	542,675	7,356,992	-
Alchemy Investments Acquisition Corp. I - Class A(1)	-	8,518,971	72,458	(8,647,201)	386,067	(330,295)	-	-
Alphatime Acquisition Corp.(1)	-	4,483,125	-	(5,007,557)	624,593	(100,161)	-	-
AlphaVest Acquisition Corp.(1)	-	5,846,796	-	(5,549,383)	-	(297,413)	-	-
APx Acquisition Corp. I - Class A(1)	-	6,383,958	-	(5,806,702)	-	(577,256)	-	-
Ares Acquisition Corp. II - Class A(1)	-	44,653,130	-	(43,658,201)	545,522	(1,540,451)	-	-
Bayview Acquisition Corp. - Class A(1)	122,924	3,348,100	-	(3,417,898)	190,006	(120,208)	-	-
Bayview Acquisition Corp.(1)	-	2,301,391	-	(2,317,001)	68,134	(52,524)	-	-
Black Hawk Acquisition Corp. - Class A(1)	-	6,250,530	-	(6,525,977)	321,037	(45,590)	-	-
Bleichroeder Acquisition Corp. I - Class A(2)	1,794,755	-	19,473,286	(1,584,007)	71,999	686,226	18,647,504	-
Bowen Acquisition Corp.(1)	-	6,276,656	1,977,844	(8,395,024)	312,888	(172,364)	-	-
Cantor Equity Partners, Inc.(1)	-	6,889,271	-	(10,105,655)	3,222,894	(6,510)	-	-
Cartesian Growth Corp. II(1)	430,937	21,144,181	4,541,990	(25,423,919)	1,128,530	(1,390,782)	-	-
Centurion Acquisition Corp.	2,479,407	23,508,885	1,369,878	-	-	1,278,981	26,157,744	-
Charlton Aria Acquisition Corp. - Class A(2)	716,459	-	7,118,508	-	-	318,336	7,436,844	-
Chenghe Acquisition II Co.(1)	-	7,087,467	-	(7,316,119)	241,205	(12,553)	-	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

First Trust Merger Arbitrage Fund - Continued

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Drugs Made In America Acquisition Corp.(2)	1,929,288	-	19,340,273	(219,434)	219,434	473,515	19,813,788	-
DT Cloud Acquisition Corp.(1)	-	5,975,697	-	(6,148,948)	282,350	(109,099)	-	-
Embrace Change Acquisition Corp.(2)	180,000	2,070,000	-	(68,332)	-	172,732	2,174,400	-
Eureka Acquisition Corp.(1)	-	4,181,399	-	(4,341,349)	162,549	(2,599)	-	-
Finnovate Acquisition Corp. - Class A(1)	-	4,460,374	-	(4,503,325)	171,440	(128,489)	-	-
Flag Ship Acquisition Corp.(1)	-	5,574,076	-	(5,863,349)	251,051	38,222	-	-
Global Lights Acquisition Corp.(1)	-	5,567,806	-	(5,622,399)	202,426	(147,833)	-	-
GP Act III Acquisition Corp. - Class A	1,897,607	23,655,496	426,865	(5,180,563)	189,483	1,023,353	20,114,634	-
Graf Global Corp. - Class A	1,931,321	18,783,199	560,465	-	-	1,012,459	20,356,123	-
Haymaker Acquisition Corp. IV(1)	1,374,406	20,420,904	265,244	(20,471,375)	449,343	(664,116)	-	-
HCM II Acquisition Corp.(1)	-	18,689,172	1	(21,545,407)	2,833,282	22,952	-	-
Horizon Space Acquisition I Corp.	280,410	5,515,619	-	(2,415,616)	184,222	170,426	3,454,651	-
Integrated Wellness Acquisition Corp. - Class A(1)	-	4,945,716	1	(5,018,179)	412,244	(339,782)	-	-
Israel Acquisitions Corp.(1)	-	10,168,799	-	(10,359,976)	979,219	(788,042)	-	-
JVSPAC Acquisition Corp. - Class A(1)	-	5,480,066	-	(5,774,797)	433,274	(138,543)	-	-
Keen Vision Acquisition Corp.(1)	91,247	15,027,190	1,013,500	(16,114,405)	925,949	(852,234)	-	-
LatAmGrowth SPAC - Class A(1)	-	4,178,624	-	(4,268,639)	409,153	(319,138)	-	-
Launch One Acquisition Corp.	1,866,241	18,606,423	-	-	-	1,026,432	19,632,855	-
Learn CW Investment Corp.(1)	-	5,320,995	-	(5,343,469)	36,999	(14,525)	-	-
Legato Merger Corp. III	1,608,549	16,399,157	-	-	-	876,659	17,275,816	-
Lionheart Holdings - Class A	1,938,207	18,752,520	646,548	-	-	971,488	20,370,556	-
Melar Acquisition Corp. I - Class A	1,275,345	14,376,428	-	(1,711,679)	81,509	657,618	13,403,876	-
Mountain & Co. I Acquisition Corp. - Class A(1)	-	13,724,247	-	(13,759,421)	470,006	(434,832)	-	-
Nabors Energy Transition Corp. II - Class A(1)	1,231,635	27,784,008	12,454,890	(40,763,731)	1,383,729	(858,896)	-	-
Oak Woods Acquisition Corp. - Class A	505,710	6,091,169	-	(491,845)	44,219	460,377	6,103,920	-
Patria Latin American Opportunity Acquisition Corp. - Class A(1)	934,747	10,852,413	-	(9,767,649)	-	(1,084,764)	-	-
Pyrophyte Acquisition Corp. - Class A(1)	538,832	10,977,467	4,543,223	(15,487,211)	415,513	(448,992)	-	-
RF Acquisition Corp. II	939,193	9,504,633	-	-	-	516,556	10,021,189	-
SIM Acquisition Corp. I - Class A	1,625,271	16,236,457	-	-	-	828,888	17,065,345	-
Spring Valley Acquisition Corp. II - Class A(1)	203,235	21,707,534	3,851,330	(26,083,866)	1,692,137	(1,167,135)	-	-
Vendome Acquisition Corp. I - Class A(2)	1,520,272	-	15,202,720	-	-	(106,419)	15,096,301	-
Zalatoris II Acquisition Corp.(1)	-	6,720,573	-	(6,762,725)	342,325	(300,173)	-	-
							309,357,852	-
Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.(1)	-	50,658	-	(47,875)	47,875	(50,658)	-	-
							-	-
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A	193,720	2	-	-	-	-	2	-
Centurion Acquisition Corp. - Class B	242,151	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class A	196,235	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class B	245,295	2	-	-	-	1	3	-
							9	-
Warrants - 0.0%
AA Mission Acquisition Corp.(1)	-	80,008	-	(117,161)	117,161	(80,008)	-	-
Haymaker Acquisition Corp. IV(1)	-	105	-	(104)	104	(105)	-	-
Nabors Energy Transition Corp. II(1)	-	59,814	-	(95,353)	95,353	(59,814)	-	-
							-	-
Total	34,979,482	$566,758,155	$93,203,514	$(372,102,826)	$19,945,224	$1,553,794	$309,357,861	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

First Trust Multi Strategy Fund
	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square CLO Ltd.	$-	$2,000,000	$-	$(2,000,014)	$(4,372)	$4,386	$-	$-
Palmer Square Loan Funding Ltd.	500,000	-	-	-	-	-	-	-
Total	$500,000	$2,000,000	$-	$(2,000,014)	$(4,372)	$4,386	$-	$-

*	Net of foreign withholding taxes.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Merger Arbitrage Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of First Trust Capital Management Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First Trust Merger Arbitrage Fund and First Trust Multi-Strategy Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 28, 2025

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended September 30, 2025, 5.22% and 2.39% of dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended September 30, 2025, 4.42% and 2.59% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

First Trust Capital Management Funds

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

At an in-person meeting held on April 23, 2025 (the “April Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Trust Capital Management L.P. (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and
●	First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following sub-advisory agreements (together, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire:

●	the sub-advisory agreement between the Advisor and Palmer Square Capital Management, LLC (“Palmer Square”) with respect to the Multi-Strategy Fund (the “Palmer Square Sub-Advisory Agreement”), and
●	the sub-advisory agreement between the Advisor and Vest Financial, LLC (“Vest” and together with Palmer Square, the “Sub-Advisors”) with respect to the Multi-Strategy Fund (the “Vest Sub-Advisory Agreement”).

The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In addition, at an in-person meeting held on July 15–16, 2025 (the “July Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved (i) a new sub-advisory agreement between the Advisor and Sardis Group, LLC (“Sardis”) with respect to the Multi-Strategy Fund for an initial two-year term (the “New Sardis Sub-Advisory Agreement”); (ii) a new sub-advisory agreement between the Advisor and First Trust Advisors L.P. (“FTA”) with respect to the Multi-Strategy Fund for an initial two-year term (the “New FTA Sub-Advisory Agreement”); and (iii) an amended sub-advisory agreement between the Advisor and Palmer Square with respect to the Multi-Strategy Fund (the “New Palmer Square Sub-Advisory Agreement” and together with the New Sardis Sub-Advisory Agreement and New FTA Sub-Advisory Agreement, the “New Sub-Advisory Agreements”).

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In approving the renewal of each Fund Advisory Agreement and approving each New Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal and approval, as applicable, was in the best interests of each Fund and its shareholders.

Fund Advisory Agreements

Background

In advance of the April Meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended January 31, 2025; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

First Trust Capital Management L.P.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The Merger Arbitrage Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Event Driven Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) returns, but below the S&P 500 Index returns by 20.67% and 7.95%, respectively for those periods. The Fund’s annualized total return for the five-year period was above the Fund Universe median return and the Bloomberg Index return, but below the Peer Group median return and the S&P 500 Index return by 0.11% and 10.97%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods. The Trustees also considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the five-year period was due to a downturn in merger activity from 2020 through 2024, during which the COVID-19 pandemic and a heightened regulatory environment boosted levels of uncertainty in the market and generally impacted global merger activity.

●	The Multi-Strategy Fund’s annualized total returns for the one-, five-, and ten-year periods were above the Peer Group and Multistrategy Fund Universe median returns, the Bloomberg Index returns and the ICE BofA U.S. 3-Month Treasury Bill Index (the “ICE BofA Index”) returns, but below the returns of the blended index consisting of 50% S&P 500 Index and 50% Bloomberg Index (the “50/50 Blended Index”) by 5.54%, 2.65%, and 3.29%, respectively for those periods. For the three-year period, the Fund’s annualized total return was above the ICE BofA Index return and the Bloomberg Index return, but below the Peer Group and Fund Universe median returns and the 50/50 Blended Index return by 0.49%, 0.57%, and 0.90%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and ten-year periods; its risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one-, five-, and ten-year periods; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisors with respect to the Multi-Strategy Fund, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees each Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of each Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that each Sub-Advisor’s responsibilities include day-to-day management of a portion of the Fund’s assets utilizing its designated strategy. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Event Driven Fund Universe medians by 0.15% and 0.1772%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s higher advisory fee relative to the Peer Group funds is justified given that the Fund’s portfolio is monitored and rebalanced on an ongoing basis to assess the remaining risk/reward of each transaction, and because of the wide variety of securities, derivatives, and hedging techniques that the Fund utilizes. The Trustees considered that the Advisor manages assets for (i) a private fund, (ii) a sub-advised account in an ETF, (iii) a separately managed account within the Multi-Strategy Fund, and (iv) a separately managed account in a closed-end multi-strategy fund, each with similar objectives and policies as the Fund. The Board noted that each of those accounts has different restrictions than the Fund with respect to position sizing, restricted securities/sectors, and leverage, and as a result, those accounts have differing fee structures. The Board observed that the Fund’s advisory fee was higher than each of those other accounts, but considered that (i) the private fund pays only a performance-based fee and therefore could pay higher overall fees than the Fund, depending on the private fund’s performance; (ii) the ETF charges a unitary management fee and the Advisor is paid 50% of that fee minus the ETF’s expenses for sub-advisory services; (iii) the Advisor’s management fee for managing the arbitrage sleeve within the Multi-Strategy Fund is effectively the Advisor’s advisory fee after paying the Sub-Advisors; and (iv) the Advisor’s management fee for the closed-end multi-strategy fund is effectively the Advisor’s advisory fee after paying the fund’s sub-advisors. The Board also observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund that the Advisor manages. The Board also noted that the Fund’s advisory fee was within the range of the advisory fee paid by the Multi-Strategy Fund.

The annual total expenses paid by the Fund (net of fee waivers) for its most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.22% and 0.23%, respectively. The Trustees considered the Advisor’s belief that the Fund’s net expenses are in the highest quartile of the funds in the Peer Group because of the Fund’s higher advisory fee, and that the Advisor established the Fund’s net expenses at a level at which it can maintain the viability of the Fund.

●	The Multi-Strategy Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Multi-strategy Fund Universe median, but above the Peer Group median by 0.05%. The Board observed that the Advisor charges a lower advisory fee to one other registered fund with a multi-alternative strategy that has similar objectives and policies as the Fund, and noted the Advisor’s assertion that the lower advisory fee is appropriate for that fund due to its fund-of-funds structure. The Board also considered that the Fund’s advisory fee was lower than the advisory fee paid by the Merger Arbitrage Fund.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.23%. The Trustees considered that the Fund’s net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor by each Fund under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2025, noting that the Advisor had agreed to maintain an expense limitation arrangement for each Fund through January 31, 2026. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with each Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of its relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Merger Arbitrage Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, and the intangible benefits of the Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. With respect to the Merger Arbitrage Fund, the Trustees noted the addition of advisory fee breakpoints that the Advisor implemented in August 2024. The Trustees also noted that the Fund’s capacity is likely to be constrained based on the investment objectives and strategies of the Fund and therefore, the Advisor does not expect to realize further economies of scale with respect to the Fund. With respect to the Multi-Strategy Fund, the Trustees noted that although there are no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Palmer Square Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Palmer Square to the Multi-Strategy Fund. In doing so, the Board considered Palmer Square’s responsibilities for the day-to-day management of a portion of the Fund’s assets utilizing a structured credit strategy, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Palmer Square, as well as its compliance structure and compliance procedures. The meeting materials indicated that for the period from the third quarter of 2023, when Palmer Square began managing the structured credit portion of the Fund’s portfolio, through January 31, 2025, Palmer Square’s portion of the Fund returned 11.2%. The Trustees noted that the Advisor recommended renewing the Palmer Square Sub-Advisory Agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Palmer Square to the Multi-Strategy Fund were satisfactory.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Palmer Square with respect to the Multi-Strategy Fund. The Trustees noted that the sub-advisory fee charged by Palmer Square was (i) lower than or equal to the management fees of two classes of shares of a private fund that Palmer Square manages with similar objectives and policies as the Fund, and that the share class with the lower management fee also charges a performance fee, and (ii) equal to the management fees that Palmer Square charges to sub-advise a private fund and a registered closed-end fund with similar objectives and policies as the Fund. The Trustees also observed that the Advisor pays Palmer Square’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Palmer Square under the Palmer Square Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Palmer Square provides to the Multi-Strategy Fund.

Benefits to Palmer Square

The Board also considered the benefits received by Palmer Square as a result of its relationship with the Multi-Strategy Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Palmer Square’s compliance program, the intangible benefits of Palmer Square’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Vest Financial LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Vest to the Multi-Strategy Fund. In doing so, the Board considered Vest’s responsibilities for the day-to-day management of a portion of the Fund’s assets utilizing a secured options writing strategy, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Vest, as well as its compliance structure and compliance procedures. The meeting materials indicated that for the period from April 2024, when Vest began managing the secured options writing strategy portion of the Fund’s portfolio, through January 31, 2025, Vest’s portion of the Fund returned 12.1%. The Trustees also noted that the Advisor recommended renewing the Vest Sub-Advisory Agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Vest to the Multi-Strategy Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Vest with respect to the Multi-Strategy Fund. The Trustees noted that Vest does not manage any other accounts with similar objectives and policies as the Fund, and therefore they did not have a good basis for comparing Vest’s sub-advisory fee with those of other similar accounts managed by Vest. The Trustees also observed that the Advisor pays Vest’s sub-advisory fee out of the Advisor’s advisory fee.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Vest under the Vest Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Vest provides to the Multi-Strategy Fund.

Benefits to Vest

The Board also considered the benefits received by Vest as a result of its relationship with the Multi-Strategy Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Vest’s compliance program, the intangible benefits of Vest’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

New Sardis Sub-Advisory Agreement

Background

In advance of the July Meeting, the Board received information about the Multi-Strategy Fund and the New Sardis Sub-Advisory Agreement from the Advisor, Sardis, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Sardis; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about Sardis’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; and information regarding the proposed sub-advisory fee under the New Sardis Sub-Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sardis Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sardis were present during the Board’s consideration of the New Sardis Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Sardis Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Nature, Extent and Quality of Services

The Board noted that Sardis does not manage other accounts with the same investment strategy and objectives as Sardis’s potion of the Multi-Strategy Fund, and therefore Sardis did not have directly relevant performance history for the Board to review. The Trustees noted, however, that Sardis’s principals have extensive experience managing investment vehicles focused on structured credit products, including as former portfolio managers of the Fund when they were associated with Angel Oak Capital Advisors, LLC.

The Trustees considered the respective roles of the Advisor and Sardis, noting that the Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee Sardis with respect to the Fund’s operations, including monitoring the investment and trading activities of Sardis, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sardis’s responsibilities would include day-to-day portfolio management of its portion of the Fund. The Trustees also considered Sardis’s compliance policies and procedures and code of ethics.

The Board and the Independent Trustees concluded that based on the information they had reviewed, Sardis would have the capabilities, resources, and personnel necessary to manage its portion of the Multi-Strategy Fund.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Sardis with respect to its portion of the Multi-Strategy Fund. The Trustees noted that the proposed sub-advisory fee was higher than the management fee that Sardis charges to manage separate accounts for institutional clients with similar objectives and policies as Sardis’s portion of the Fund. The Board considered Sardis’s assertion that the buy-and-hold nature of the separate accounts, the fact that the separate accounts’ investment strategy focused exclusively on securities, and the investment grade nature of the separate accounts’ holdings justified the lower fee for managing the separate accounts. The Board further observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Sardis’s institutional clients, and that Sardis will provide more services to its portion of the Fund than it does to the separately managed accounts. The Board also noted that the Advisor would pay Sardis’s sub-advisory fee out of its advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to Sardis under the New Sardis Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Sardis to the Multi-Strategy Fund.

Benefits to Sardis

The Board also considered the potential “fall out” benefits to be received by Sardis as a result of its relationship with the Multi-Strategy Fund, other than its receipt of the sub-advisory fee, including trading of larger positions that may result in better execution, any research received from broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of Sardis’s compliance program, the intangible benefits of Sardis’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Sardis Sub-Advisory Agreement was in the best interests of the Multi-Strategy Fund and its shareholders and, accordingly, approved the New Sardis Sub-Advisory Agreement.

New FTA Sub-Advisory Agreement

Background

In advance of the July Meeting, the Board received information about the Multi-Strategy Fund and the New FTA Sub-Advisory Agreement from the Advisor, FTA, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of FTA; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about FTA’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the performance the First Trust Mortgage Income Fund, a closed-end fund that is managed utilizing a similar strategy to the one FTA would utilize to manage its portion of the Fund for the one-, three-, five-, and ten-year and since inception (May 2005) periods ended April 30, 2025; and information regarding the proposed sub-advisory fee under the New FTA Sub-Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New FTA Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or FTA were present during the Board’s consideration of the New FTA Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New FTA Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the annualized total returns of the First Trust Mortgage Income Fund were higher than the returns of the Bloomberg U.S. Mortgage Backed Securities (MBS) Index, for the one-, three-, five-, and ten-year and since inception periods.

The Trustees considered the respective roles of the Advisor and its affiliate, FTA, noting that the Advisor would provide overall supervision of the general investment management and investment operations of the Multi-Strategy Fund and oversee FTA with respect to the Fund’s operations, including monitoring the investment and trading activities of FTA, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the FTA’s responsibilities would include day-to-day portfolio management of its portion of the Fund. The Trustees also considered FTA’s compliance policies and procedures and code of ethics.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the information they had reviewed, FTA would have the capabilities, resources, and personnel necessary to manage its portion of the Multi-Strategy Fund.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by FTA with respect to its portion of the Multi-Strategy Fund. The Trustees observed that the proposed sub-advisory fee was lower than the range of advisory fees that FPA charges to manage other registered investment companies with similar strategies as FTA’s portion of the Fund. The Trustees also noted that the Advisor would pay FTA’s sub-advisory fee out of its advisory fee. The Board also considered any potential conflicts of interest related to the Advisor’s recommendation of FTA as a new sub-advisor to the Fund.

The Board and the Independent Trustees concluded that the proposed compensation payable to FTA under the New FTA Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by FTA to the Fund.

Benefits to FTA

The Board also considered the potential “fall out” benefits to be received by FTA and its affiliated broker-dealer, First Trust Portfolios L.P. (“FTP”), as a result of FTA’s relationship with the Multi-Strategy Fund, other than its receipt of the sub-advisory fee, including the exposure of FTA’s and FTP’s products to investors who otherwise may have had no dealings with FTA or FTP absent their exposure to the Fund, any access to research from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of FTA’s compliance program, the intangible benefits of FTA’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New FTA Sub-Advisory Agreement was in the best interests of the Multi-Strategy Fund and its shareholders and, accordingly, approved the New FTA Sub-Advisory Agreement.

New Palmer Square Sub-Advisory Agreement

In advance of the July Meeting, the Board received information about the Multi-Strategy Fund and the New Palmer Square Sub-Advisory Agreement from the Advisor, Palmer Square, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Trustees considered that Palmer Square had agreed to a 0.05% decrease in its sub-advisory fee, resulting in its sub-advisory fee decreasing from 0.50% to 0.45%. The Trustees observed that the change in the sub-advisory fee would result in a 0.05% increase in the Advisor’s advisory fee. The Trustees noted that the Advisor had represented that there would be no change to the quality or quantity of services provided by the Advisor or Palmer Square with respect to the Multi-Strategy Fund in connection with the change in compensation.

First Trust Capital Management Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Based on its review, the Board and the Independent Trustees concluded that approval of the New Palmer Square Sub-Advisory Agreement was in the best interests of the Multi-Strategy Fund and its shareholders and, accordingly, approved the New Palmer Square Sub-Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/8/2025